As Filed with the U.S. Securities and Exchange Commission on July 28, 2009
1933 Act File No. 33-65170
1940 Act File No. 811-7822

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 41 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 42 ☒
(Check appropriate box or boxes.)
__________________
American Century Investment Trust
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: August 1, 2009

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 1, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [Date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

August 1, 2009

American Century Investments Prospectus

Prime Money Market Fund Investor Class (BPRXX) A Class (ACAXX) B Class (BPMXX) C Class (ARCXX)

The Securities and Exchange
Commission has not approved
or disapproved these securities
or passed upon the adequacy
of this prospectus. Any
representation to the contrary
is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Investments, Risks and Performance	3
Investment Advisor	4
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Basics of Fixed-Income Investing	8
Management	10
Investing Directly with American Century Investments	12
Investing Through a Financial Intermediary	15
Additional Policies Affecting Your Investment	19
Share Price and Distributions	22
Taxes	23
Multiple Class Information	24
Financial Highlights	25

©2009 American Century Proprietary Holdings, Inc. All rights reserved

Fund Summary

Investment Objective

The fund seeks to earn the highest level of current income while preserving the value of your investment.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor	A	B	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for A and C Class shares)	None	None(1)	None(1)	None(1)
Maximum Account Maintenance Fee	$25(2)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	A	B	C
Management Fee	0.57%	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%	0.75%
Other Expenses	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	0.61%	0.86%	1.61%	1.36%
Fee Waiver(3)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	0.55%	0.80%	1.55%	1.30%

1
Investments in these shares may be subject to a contingent deferred sales charge (CDSC) of 1.00% for A and C Class and 5.00% for B Class in certain circumstances where such shares were acquired by exchange from another American Century Investments fund.

2	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

3
Effective August 1, 2009, the advisor waived 0.062% of the fund's management fee. The advisor expects this fee waiver to continue for one year and cannot terminate it without consulting the Board of Trustees.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$56	$190	$335	$757
A Class	$82	$269	$472	$1,055
B Class	$558	$803	$971	$1,704
B Class (if shares are not redeemed)	$158	$503	$8717	$1,704
C Class	$133	$426	$740	$1,629

Investments, Risks and Performance

The fund invests most of its assets in high-quality, very short-term debt securities issued by corporations, banks and governments.

Under normal market conditions, 25% or more of the fund’s assets are invested in obligations of issuers in the financial services industry. The debt securities in which the fund invests may include taxable municipal securities and variable-rate securities.A municipal security is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession.  A variable-rate security is a debt obligation that provides for specified periodic interest rate adjustments based on changes in some benchmark, such as the prime rate or the 90-day U.S. Treasury bill rate.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Even though the fund’s investments are designed to minimize credit, interest rate and liquidity risk, the fund is still subject to some degree of risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. Interest rate risk means that the value of debt securities and funds that hold them decline as interest rates rise. Liquidity risk means that during periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (3Q 2000): 1.56%

Lowest Performance Quarter (3Q 2003): 0.13%

As of June 30, 2009 the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.44%.

For the calendar year ended December 31, 2008	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	2.81%	3.17%	3.24%	3.86%	11/17/93
A Class	2.56%	2.92%	2.98%	3.04%	08/28/98
B Class	-2.21%	2.02%	―	1.76%	01/31/03
C Class	2.06%	2.45%	―	1.91%	05/07/02

Investment Advisor

American Century Investment Management, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount.  The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers
and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks to earn the highest level of current income while preserving the value of your investment.

How does the fund pursue its investment objective?

The fund buys high-quality, very short-term debt securities. Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

▶
A high-quality debt security is one that has been rated by an independent rating agency in its top two credit quality categories or determined by the advisor to be of comparable credit quality. The details of the fund’s credit quality standards are described in the statement of additional information.

Under normal market conditions, 25% or more of the fund’s assets are invested in obligations of issuers in the financial services industry. The debt securities in which the fund invests may include taxable municipal securities and variable-rate securities.

▶	A municipal security is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession.

▶
A variable-rate security is a debt obligation that provides for specified periodic interest rate adjustments based on changes in some benchmark, such as the prime rate or the 90-day U.S. Treasury bill rate.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

For more information about the fund’s credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 8.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Because high-quality, very short-term debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Even though the fund’s investments are designed to minimize credit, interest rate and liquidity risk, the fund is still subject to some degree of risk. Debt securities, even high-quality debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

Investments in debt securities are also sensitive to interest rate changes.  Generally, the value of debt securities and the funds that hold them decline as interest rates rise.  The fund’s investments in very short-term debt securities are designed to minimize this risk. However, a sharp and unexpected rise in interest rates could cause the fund’s price to drop.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

The fund is participating in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury guarantees fund investors that they will receive $1 for each share held by them as of the close of business on September 19, 2008, in the event that a fund's net asset value drops below $1 per share and the fund liquidates. Shares acquired after September 19, 2008 generally are not eligible for protection under the Program. If the number of shares an investor holds fluctuates (including reaching a zero balance followed by the repurchase of additional shares), the investor will be covered for either the number of shares held as of September 19, 2008, or the current amount, whichever is less.

The Program's initial term covered the period from September 19, 2008 through December 18, 2008. The Secretary of the Treasury extended the Program through April 30, 2009, and further extended it through September 18, 2009. The Board of Trustees of the fund has approved the fund’s continued participation in the Program.

Participation in the initial three months of the Program required the fund to make a payment to the Treasury in an amount equal to 0.01% of the fund's net assets as of September 19, 2008. Participation from December 19, 2008 through April 30, 2009 required the fund to make an additional payment to the Treasury in an amount equal to 0.015% of the fund's net assets as of September 19, 2008. Participation from May 1, 2009 through September 18, 2009 required the fund to make a third payment to the Treasury, also in an amount equal to 0.015% of the fund's net assets as of September 19, 2008. The expense of the fund's participation will be borne by the fund.

The Secretary of the Treasury currently has no authority to extend the program beyond September 18, 2009.

Additional information about the Program is available at http://www.ustreas.gov.

Basics of Fixed-Income Investing

Debt Securities

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security’s issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

•	determining which debt securities help a fund meet its maturity requirements
•	identifying debt securities that satisfy a fund’s credit quality standards
•	evaluating current economic conditions and assessing the risk of inflation
•	evaluating special features of the debt securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security’s maturity date is called the remaining maturity. The longer a debt security’s remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund’s individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

	Amount of Security Owned	Percent of Portfolio	Remaining Maturity	Weighted Maturity
Debt Security A	$100,000	25%	60 days	15 days
Debt Security B	$300,000	75%	45 days	34 days
Weighted Average Maturity				49 days

Types of Risk

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund’s performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity	Current Price	Price After 1% Increase	Change in Price
1 year	$100.00	$99.06	-0.94%
3 years	$100.00	$97.38	-2.62%
10 years	$100.00	$93.20	-6.80%
30 years	$100.00	$88.69	-11.31%

Credit Risk

Credit risk is the risk that an obligation won’t be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security’s credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren’t the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating organization are considered “high quality.” Although they are considered high quality, an investment in these securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the statement of additional information. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a percentage of Average Net Assets for the Fiscal Year Ended March 31, 2009	Investor Class	A Class	B Class	C Class
Prime Money Market	0.53%	0.53%	0.53%	0.53%

Effective August 1, 2009, the advisor waived 0.062% of the fund’s management fee. The advisor expects this fee waiver to continue for one year and cannot terminate it without consulting the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated September 30, 2008.

Additionally, the advisor may waive the receipt of a portion of the management fee, or may agree to bear fund expenses, to enhance the fund’s yield during periods when fund operating expenses have a significant impact on the fund’s yield due to low interest rates or to assist the advisor’s efforts to maintain a $1.00 net asset value per share. Any such fee waiver or expense reimbursement is voluntary and temporary, and may be revised or terminated at any time by the advisor without notice. There is no guarantee that the fund will maintain a positive yield or a $1.00 net asset value per share.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.  If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond fund, in an American Century Investments account (i.e., not a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

▶
Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information.  (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday, 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The fund’s A and C Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund’s A, B and C Classes are intended for persons purchasing shares through financial intermediaries that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

▶	Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A Class	B Class
Initial sales charge is waived	No initial sales charge
Generally no contingent deferred sales charge(1)	Generally no contingent deferred sales charge(3)
12b-1 fee of 0.25%(2)	12b-1 fee of 1.00%(2)
No conversion feature	Convert to A Class shares eight years after purchase
Generally more appropriate for long-term investors	Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $50,000; generally offered through financial intermediaries(4)

C Class
No initial sales charge
Generally no contingent deferred sales charge(3)
12b-1 fee of 0.75%(2)
No conversion feature
Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $1,000,000; generally more appropriate for short-term investors

1	A contingent deferred sales charge (CDSC) of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

2
American Century Investments may waive the receipt of all or a portion of the 12b-1 fee, or may agree to bear fund expenses, to enhance the fund’s yield during periods when fund operating expenses have a significant impact on the fund’s yield due to low interest rates or to maintain a $1.00 net asset value per share. Any such fee waiver or expense reimbursement is voluntary and temporary, and may be revised or terminated at any time by American Century Investments without notice. There is no guarantee that the fund will maintain a positive yield or a $1.00 net asset value per share.

3	A CDSC will be charged on certain purchases of the fund that are made by exchange from another American Century Investments fund. Please see Calculation of Sales Charges beginning on page 16.

4	Investors in SEP IRAs, SIMPLE IRAs and SARSEPs established prior to August 1, 2006, may make additional purchases. This class is not available for new employer-sponsored retirement plan accounts.

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class Shares are sold at net asset value. However, if you purchase A Class shares of the fund by exchange from A Class shares of an American Century Investments fund where the original purchase was $1,000,000 or greater, you may pay a contingent deferred sales charge (CDSC) of 1.00% on the lower of the original purchase price or the current market value at redemption. This CDSC will apply if the shares are redeemed within one year of the purchase date of the original fund and if an up-front sales charge was paid on the original purchase. If you purchase A Class shares of the fund directly, a sales charge will apply when you exchange into the A Class shares of another American Century Investments fund.

B Class

B Class shares are sold at their net asset value without an initial sales charge. However, if you purchase B Class shares of the fund by exchange from B Class shares of another American Century Investments fund, where an up-front payment was made to your financial professional on the original purchase, you may pay a contingent deferred sales charge (CDSC). This CDSC will apply if the shares are redeemed during the time period set forth below, calculated based on the purchase date of the original fund. If you purchase B Class shares of the fund directly, a sales charge will apply when you exchange into the B Class shares of another American Century Investments fund. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemption During	CDSC as a % of Original Purchase Price
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century Investments generally limits purchases of B Class shares to investors whose aggregate investments in American Century Investments funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. However, if you purchase C Class shares of the fund by exchange from C Class shares of another American Century Investments fund, you may pay a CDSC of 1%. This CDSC will apply if the shares are redeemed within 12 months of the purchase date of the original fund and if an up-front payment was made to your financial professional on the original purchase. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually:
¡ 12% of the original purchase cost for B Class shares
¡ 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59 1⁄2 for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70 1⁄2
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no broker was compensated for the sale

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund’s transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account.  This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the fund where an up-front payment was made to your financial professional. Exchanges from a money market fund are subject to the sales charge applicable to the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Minimum Initial Investment Amounts

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000(1)
Employer-sponsored retirement plans(2)	No minimum

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Redemptions

If you sell A, B or C Class shares, in certain cases, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

▶	A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. We will not honor checks written against shares subject to this seven-day holding period.  Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

For money market funds, American Century Investments anticipates that shareholders will purchase and sell shares frequently because these funds are designed to offer investors a liquid investment. Accordingly, American Century Investments has determined that it is not necessary to monitor trading activity or impose trading restrictions on money market fund shares and these funds accommodate frequent trading. However, we reserve the right, in our sole discretion, to modify monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund’s portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased.  After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund’s investors.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

▶	Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund declares distributions from net income daily. These distributions are paid on the last business day of each month. The fund declares and pays distributions of net realized capital gains, if any, in the same manner as income distributions.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

•	notify us of your purchase prior to 11 a.m. Central time AND
•	pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Unless applicable tax provisions are extended, all distributions of income will be taxed at ordinary income tax rates beginning in 2011.

▶	Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

If the fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Multiple Class Information

The fund offers the following classes of shares: Investor Class, A Class, B Class and C Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B Class, and 0.75% for C Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

Prime Money Market Fund

Investor Class
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net Investment Income (Loss)	0.02	0.04	0.05	0.03	0.01
Distributions
From Net Investment Income	(0.02)	(0.04)	(0.05)	(0.03)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(1)	2.19%	4.58%	4.83%	3.28%	1.19%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.57%(2)	0.56%(2)	0.55%(2)	0.57%(2)	0.60%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.61%	0.59%	0.59%	0.59%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.16%(2)	4.47%(2)	4.73%(2)	3.24%(2)	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	2.12%	4.44%	4.69%	3.22%	1.17%
Net Assets, End of Period (in thousands)	$2,769,906	$2,539,830	$2,155,800	$1,981,964	$1,964,135

1	Total return assumes reinvestment of net investment income and capital gains distributions, if any.

2	Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of its management fee.

Prime Money Market Fund

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net Investment Income (Loss)	0.02	0.04	0.04	0.03	0.01
Distributions
From Net Investment Income	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(2)	1.94%	4.32%	4.58%	3.02%	0.94%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.82%(3)	0.81%(3)	0.80%(3)	0.82%(3)	0.85%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.86%	0.84%	0.84%	0.84%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.91%(3)	4.22%(3)	4.48%(3)	2.99%(3)	0.92%
Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	1.87%	4.19%	4.44%	2.97%	0.92%
Net Assets, End of Period (in thousands)	$181,371	$176,175	$4,185	$3,145	$2,560

1	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

2	Total return assumes reinvestment of net investment income and capital gains distributions, if any and does not reflect applicable sales charges.

3	Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of its management fee.

Prime Money Market Fund

B Class
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net Investment Income (Loss)	0.01	0.03	0.04	0.02	—(1)
Distributions
From Net Investment Income	(0.01)	(0.03)	(0.04)	(0.02)	—(1)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(2)	1.19%	3.54%	3.80%	2.26%	0.34%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.55%(3)(4)	1.56%(3)	1.55%(3)	1.57%(3)	1.48%(4)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.61%	1.59%	1.59%	1.59%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.18%(3)(4)	3.47%(3)	3.73%(3)	2.24%(3)	0.29%(4)
Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	1.12%	3.44%	3.69%	2.22%	0.17%
Net Assets, End of Period (in thousands)	$3,189	$1,194	$838	$134	$97

1	Per-share amount was less than $0.005.

2	Total return assumes reinvestment of net investment income and capital gains distributions, if any and does not reflect applicable sales charges.

3	Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of its management fee.

4	The distributor voluntarily waived a portion of its distribution and service fees.

Prime Money Market Fund

C Class
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net Investment Income (Loss)	0.01	0.04	0.04	0.02	0.01
Distributions
From Net Investment Income	(0.01)	(0.04)	(0.04)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(1)	1.44%	3.81%	4.06%	2.51%	0.57%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.32%(2)	1.31%(2)	1.30%(2)	1.32%(2)	1.28%(3)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.36%	1.34%	1.34%	1.34%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.41%(2)	3.72%(2)	3.98%(2)	2.49%(2)	0.49%(3)
Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	1.37%	3.69%	3.94%	2.47%	0.42%
Net Assets, End of Period (in thousands)	$5,602	$1,963	$527	$863	$604

1	Total return assumes reinvestment of net investment income and capital gains distributions, if any and does not reflect applicable sales charges.

2	Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of its management fee.

3	The distributor voluntarily waived a portion of its distribution and service fees.

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI and annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code	Newspaper Listing
Prime Money Market Fund
Investor Class	921	AmCPrime
A Class	821	AmCPrime
B Class	303	AmCPrime
C Class	421	AmCPrime

Investment Company Act File No. 811-7822

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-65649  0908

August 1, 2009

American Century Investments Prospectus

Diversified Bond Fund Investor Class (ADFIX) Institutional Class (ACBPX) A Class (ADFAX) B Class (CDBBX) C Class (CDBCX) R Class (ADVRX)

          The Securities and Exchange
          Commission has not approved
          or disapproved these securities
          or passed upon the adequacy
          of this prospectus. Any
          representation to the contrary
          is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Investments, Risks and Performance	3
Portfolio Management	6
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	7
Objectives, Strategies and Risks	8
Basics of Fixed-Income Investing	10
Management	12
Investing Directly with American Century Investments	14
Investing Through a Financial Intermediary	17
Additional Policies Affecting Your Investment	22
Share Price and Distributions	27
Taxes	29
Multiple Class Information	31
Financial Highlights	33

©2009 American Century Proprietary Holdings, Inc. All rights reserved

Fund Summary

Investment Objective

The fund seeks a high level of income by investing in non-money market debt securities.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 18 of the fund’s prospectus and Sales Charges on page 66 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for A and C Class shares)	None	None	None(1)	5.00%	1.00%	None
Maximum Account Maintenance Fee	$25(2)	$25(2)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	B	C	R
Management Fee	0.62%	0.42%	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.62%	0.42%	0.87%	1.62%	1.62%	1.12%
Fee Waiver(3)	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	0.57%	0.37%	0.82%	1.57%	1.57%	1.07%

1	Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

2	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

3
Effective August 1, 2009, the advisor waived 0.049% of the fund’s management fee. The advisor expects this fee waiver to continue for one year and cannot terminate it without consulting the Board of Trustees.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$58	$194	$341	$770
Institutional Class	$38	$130	$231	$526
A Class	$530	$7115	$906	$1,470
B Class	$560	$807	$977	$1,716
B Class (if shares are not redeemed)	$160	$507	$877	$1,716
C Class	$160	$507	$877	$1,916
R Class	$109	$352	$613	$1,358

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 198% of the average value of its portfolio.

Investments, Risks and Performance

Under normal market conditions, the fund invests at least 80% of its assets in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in investment-grade securities. An investment-grade security is one that has been rated by an independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, up to 15% of the fund’s assets may be invested in securities rated in the fifth-highest category by an independent rating agency, or determined to be of comparable quality by the advisor. The weighted average maturity of the fund’s portfolio must be three and one-half years or longer.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.

The fund’s principal risks include

•
Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for Diversified Bond than for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds.

•
Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•	Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk.
•
Derivative Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund acquired all of the net assets of the American Century Intermediate-Term Bond Fund, the American Century Bond Fund, and the American Century Premium Bond Fund on December 2, 2001, pursuant to a plan of reorganization approved by the acquired funds’ shareholders on November 16, 2001. Performance information prior to December 2, 2001 is that of the American Century Premium Bond Fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (3Q 2001): 4.75%

Lowest Performance Quarter (2Q 2004): -2.60%

As of June 30, 2009, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 2.93%.

For the calendar year ended December 31, 2008	1 year	5 years	10 years	Since Inception	Inception Date
Institutional Class Return Before Taxes	6.23%	4.74%	5.39%	5.86%	04/01/93
Return After Taxes on Distributions	4.07%	3.02%	3.39%	3.69%	04/01/93
Return After Taxes on Distributions and Sale of Fund Shares	4.13%	3.04%	3.39%	3.66%	04/01/93
Investor Class Return Before Taxes	6.02%	4.53%	—	4.80%	12/02/01
A Class(1) Return Before Taxes	1.03%	3.31%	—	3.87%	12/02/01
B Class Return Before Taxes	0.96%	3.32%	—	3.33%	01/31/03
C Class Return Before Taxes	4.96%	3.49%	—	3.50%	01/31/03
R Class Return Before Taxes	5.49%	—	—	4.68%	07/29/05
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	7.02%	5.11%	5.86%	6.39%(2)	—

1	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

2	Reflects benchmark performance since the date closest to the Institutional Class’s inception for which data is available.

The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2002, and has served on teams managing fixed-income investments since joining the advisor in 1983.

Alejandro H. Aguilar, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2004, and has served on teams managing fixed-income investments since joining the advisor in 2003.

Jeffrey L. Houston, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2001, and has served on teams managing fixed-income investments since joining the advisor in 1990.

Brian Howell, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2002, and has served on teams managing fixed-income investments since joining the advisor in 1987.

G. David MacEwen, Chief Investment Officer – Fixed Income, has shared primary responsibility for the management of the fund since 2002, and has served on teams managing fixed-income investments since joining the advisor since 1991.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).  Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount.  The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers
and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks a high level of income by investing in non-money market debt securities.

How does the fund pursue its investment objective?

Under normal market conditions, the fund invests at least 80% of its assets in high- and medium-grade, non-money market debt securities. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in investment-grade securities, those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. However, up to 15% of the fund’s assets may be invested in securities rated in the fifth-highest category by an independent rating agency, or determined to be of comparable quality by the advisor. Corporations usually issue these securities to finance existing operations or expand their businesses.

The weighted average maturity of the fund’s portfolio must be three and one-half years or longer. Within this maturity limit, the portfolio managers may shorten the portfolio’s maturity during periods of rising interest rates in order to reduce the effect of bond price declines on the fund’s value. When interest rates are falling and bond prices are rising, they may lengthen the portfolio’s maturity.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash- equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective.

For more information about the fund’s credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 10.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

When interest rates change, the fund’s share value will be affected. Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for Diversified Bond than for funds that have shorter-weighted average maturities, such as money market and short-term bond funds.

Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

Most of the securities purchased by the fund are quality debt securities at the time of purchase. The fund, however, may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB), and up to 15% of its assets in securities rated in the fifth category (e.g., BB). As a result, the fund may have increased credit risk. Although their securities are considered investment-grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of securities rated BB or below (and securities of similar quality) are even more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality debt securities to default on its obligation to pay the interest and principal due under its securities.

The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

The fund may invest in the securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable social, political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Gains or losses involving some futures, options, and other derivatives may be substantial – in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

The fund’s share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general, funds that have higher potential income have higher potential loss.

Basics of Fixed-Income Investing

Debt Securities

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security’s issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

•	determining which debt securities help a fund meet its maturity requirements
•	identifying debt securities that satisfy a fund’s credit quality standards
•	evaluating current economic conditions and assessing the risk of inflation
•	evaluating special features of the debt securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security’s maturity date is called the remaining maturity. The longer a debt security’s remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund’s individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

	Amount of Security Owned	Percent of Portfolio	Remaining Maturity	Weighted Maturity
Debt Security A	$100,000	25%	4 years	1 year
Debt Security B	$300,000	75%	12 years	9 years
Weighted Average Maturity				10 years

Types of Risk

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund’s performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity	Current Price	Price After 1% Increase	Change in Price
1 year	$100.00	$99.06	-0.94%
3 years	$100.00	$97.38	-2.62%
10 years	$100.00	$93.20	-6.80%
30 years	$100.00	$88.69	-11.31%

Credit Risk

Credit risk is the risk that an obligation won’t be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security’s credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren’t the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about the fund’s operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended March 31, 2009	Investor Class	Institutional Class	A Class	B Class	C Class	R Class
Diversified Bond	0.62%	0.42%	0.62%	0.62%	0.62%	0.62%

Effective August 1, 2009, the advisor waived 0.049% of the fund’s management fee. The advisor expects this fee waiver to continue for one year and cannot terminate it without consulting the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated September 30, 2008.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. The fund’s other portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

Robert V. Gahagan (Macro Strategy Team Representative)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1983. He became a portfolio manager in 1991. He has shared primary responsibility for the management of the fund since 2002, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.

Alejandro H. Aguilar

Mr. Aguilar, Vice President and Senior Portfolio Manager, joined American Century Investments in 2003. He has shared primary responsibility for the management of the fund since 2004, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics from the University of California – Berkeley and an MBA from the University of Michigan. He is a CFA charterholder.

Jeffrey L. Houston

Mr. Houston, Vice President and Senior Portfolio Manager, joined American Century Investments in 1990. He became a portfolio manager in 1994. He has shared primary responsibility for the management of the fund since 2001, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in history and political science from the University of Delaware and a master's degree of public administration from Syracuse University. He is a CFA charterholder.

Brian Howell

Mr. Howell, Vice President and Senior Portfolio Manager, joined American Century Investments in 1987. He became a portfolio manager in 1996. He has shared primary responsibility for the management of the fund since 2002, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in mathematics/statistics and an MBA from the University of California – Berkeley.

G. David MacEwen (Macro Strategy Team Representative)

Mr. MacEwen, Chief Investment Officer – Fixed Income, joined American Century Investments in 1991 as a portfolio manager. He has shared primary responsibility for the management of the fund since 2002, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond fund, in an American Century Investments account (i.e., not a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

▶
Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

 IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday, 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200  —  Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The fund’s A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund’s A, B and C Classes are intended for persons purchasing shares through financial intermediaries that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

▶	Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A Class	B Class
Initial sales charge(1)	No initial sales charge
Generally no contingent deferred sales charge(2)	Contingent deferred sales charge on redemptions within six years
12b-1 fee of 0.25%	12b-1 fee of 1.00%
No conversion feature	Convert to A Class shares eight years after purchase
Generally more appropriate for long-term investors	Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $50,000; generally offered through financial intermediaries(3)

C Class	R Class
No initial sales charge	No initial sales charge
Contingent deferred sales charge on redemptions within 12 months	No contingent deferred sales charge
12b-1 fee of 1.00%	12b-1 fee of 0.50%
No conversion feature	No conversion feature
Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $1,000,000; generally more appropriate for short-term investors	Generally offered through employer- sponsored retirement plans(4)

1	The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

2	A contingent deferred sales charge (CDSC) of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

3
Investors in SIMPLE IRA Plans, SEP IRA Plans and SARSEP Plans established prior to August 1, 2006, may make additional purchases. This class is not available for new employer-sponsored retirement plan accounts.

4
IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. The R Class is only available for certain employer-sponsored retirement plans after August 1, 2006. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided, however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases.

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Amount paid to Financial Professional as a % of Offering Price
Up to $99,999	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%(1)
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%(1)
$10,000,000 or more	0.00%	0.00%	0.25%(1)

1
For purchases over $1,000,000 by employer-sponsored retirement plans, no upfront amount will be paid to financial professionals. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs, except that investors in such plans established prior to March 1, 2009, that previously received sales charge waivers may make additional purchases without the initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•	Certain other investors as deemed appropriate by American Century Investments

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemption During	CDSC as a % of Original Purchase Price
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century Investments generally limits purchases of B Class shares to investors whose aggregate investments in American Century Investments funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually:
¡ 12% of the original purchase cost for B Class shares
¡ 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59 1⁄2 for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70 1⁄2
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no broker was compensated for the sale

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund’s transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund’s Investor Class shares also are available for purchase directly from American Century Investments by:

•
shareholders who held any account directly with American Century Investments as of September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

•	current or retired employees of American Century Investments and their immediate family members, and trustees of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted.  The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000(1)
Employer-sponsored retirement plans(2)	No minimum

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemptions

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

▶	A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions from realized capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

▶	Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

The tax consequences of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Unless applicable tax provisions are extended, all distributions of income will be taxed at ordinary income tax rates beginning in 2011.

▶	Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

If the fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The fund offers the following classes of shares: Investor Class, Institutional Class, A Class, B Class, C Class and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee.  Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Class, and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio — the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio — the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover — the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

Diversified Bond Fund

Investor Class
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$10.02	$9.89	$10.10	$10.49
Income From Investment Operations
Net Investment Income (Loss)(1)	0.41	0.46	0.45	0.41	0.33
Net Realized and Unrealized Gain (Loss)	(0.02)	0.45	0.13	(0.21)	(0.27)
Total From Investment Operations	0.39	0.91	0.58	0.20	0.06
Distributions
From Net Investment Income	(0.46)	(0.45)	(0.45)	(0.41)	(0.34)
From Net Realized Gains	(0.12)	—	—	—	(0.11)
Total Distributions	(0.58)	(0.45)	(0.45)	(0.41)	(0.45)
Net Asset Value, End of Period	$10.29	$10.48	$10.02	$9.89	$10.10

Total Return(2)	4.02%	9.38%	6.05%	1.97%	0.63%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.62%	0.62%	0.62%	0.62%	0.63%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.95%	4.53%	4.58%	4.04%	3.25%
Portfolio Turnover Rate	198%	250%	323%	341%	386%
Net Assets, End of Period (in thousands)	$806,163	$515,184	$394,346	$225,187	$180,346

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Diversified Bond Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$10.02	$9.89	$10.10	$10.49
Income From Investment Operations
Net Investment Income (Loss)(1)	0.43	0.48	0.47	0.43	0.35
Net Realized and Unrealized Gain (Loss)	(0.02)	0.45	0.13	(0.21)	(0.27)
Total From Investment Operations	0.41	0.93	0.60	0.22	0.08
Distributions
From Net Investment Income	(0.48)	(0.47)	(0.47)	(0.43)	(0.36)
From Net Realized Gains	(0.12)	—	—	—	(0.11)
Total Distributions	(0.60)	(0.47)	(0.47)	(0.43)	(0.47)
Net Asset Value, End of Period	$10.29	$10.48	$10.02	$9.89	$10.10

Total Return(2)	4.22%	9.60%	6.26%	2.17%	0.83%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.42%	0.42%	0.42%	0.42%	0.43%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.15%	4.73%	4.78%	4.24%	3.45%
Portfolio Turnover Rate	198%	250%	323%	341%	386%
Net Assets, End of Period (in thousands)	$294,827	$186,031	$389,829	$440,579	$336,207

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Diversified Bond Fund

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$10.02	$9.89	$10.10	$10.49
Income From Investment Operations
Net Investment Income (Loss)(2)	0.35	0.44	0.43	0.38	0.31
Net Realized and Unrealized Gain (Loss)	0.02	0.45	0.13	(0.21)	(0.28)
Total From Investment Operations	0.37	0.89	0.56	0.17	0.03
Distributions
From Net Investment Income	(0.44)	(0.43)	(0.43)	(0.38)	(0.31)
From Net Realized Gains	(0.12)	—	—	—	(0.11)
Total Distributions	(0.56)	(0.43)	(0.43)	(0.38)	(0.42)
Net Asset Value, End of Period	$10.29	$10.48	$10.02	$9.89	$10.10

Total Return(3)	3.76%	9.11%	5.77%	1.72%	0.38%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.87%	0.87%	0.87%	0.87%	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.70%	4.28%	4.33%	3.79%	3.00%
Portfolio Turnover Rate	198%	250%	323%	341%	386%
Net Assets, End of Period (in thousands)	$394,278	$23,020	$3,405	$5,642	$5,421

1	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Diversified Bond Fund

B Class
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$10.02	$9.89	$10.10	$10.49
Income From Investment Operations
Net Investment Income (Loss)(1)	0.28	0.36	0.35	0.31	0.23
Net Realized and Unrealized Gain (Loss)	0.01	0.45	0.13	(0.21)	(0.27)
Total From Investment Operations	0.29	0.81	0.48	0.10	(0.04)
Distributions
From Net Investment Income	(0.36)	(0.35)	(0.35)	(0.31)	(0.24)
From Net Realized Gains	(0.12)	—	—	—	(0.11)
Total Distributions	(0.48)	(0.35)	(0.35)	(0.31)	(0.35)
Net Asset Value, End of Period	$10.29	$10.48	$10.02	$9.89	$10.10

Total Return(2)	2.98%	8.30%	5.00%	0.96%	(0.37)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.62%	1.62%	1.62%	1.62%	1.63%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.95%	3.53%	3.58%	3.04%	2.25%
Portfolio Turnover Rate	198%	250%	323%	341%	386%
Net Assets, End of Period (in thousands)	$8,045	$1,105	$806	$750	$753

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Diversified Bond Fund

C Class
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$10.02	$9.89	$10.10	$10.49
Income From Investment Operations
Net Investment Income (Loss)(1)	0.27	0.36	0.35	0.31	0.23
Net Realized and Unrealized Gain (Loss)	0.02	0.45	0.13	(0.21)	(0.27)
Total From Investment Operations	0.29	0.81	0.48	0.10	(0.04)
Distributions
From Net Investment Income	(0.36)	(0.35)	(0.35)	(0.31)	(0.24)
From Net Realized Gains	(0.12)	—	—	—	(0.11)
Total Distributions	(0.48)	(0.35)	(0.35)	(0.31)	(0.35)
Net Asset Value, End of Period	$10.29	$10.48	$10.02	$9.89	$10.10

Total Return(2)	2.99%	8.30%	4.99%	0.96%	(0.37)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.62%	1.62%	1.62%	1.62%	1.63%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.95%	3.53%	3.58%	3.04%	2.25%
Portfolio Turnover Rate	198%	250%	323%	341%	386%
Net Assets, End of Period (in thousands)	$82,026	$5,016	$2,718	$1,334	$1,418

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Diversified Bond Fund

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007	2006(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$10.02	$9.89	$10.17
Income From Investment Operations
Net Investment Income (Loss)(2)	0.30	0.41	0.40	0.25
Net Realized and Unrealized Gain (Loss)	0.04	0.45	0.13	(0.28)
Total From Investment Operations	0.34	0.86	0.53	(0.03)
Distributions
From Net Investment Income	(0.41)	(0.40)	(0.40)	(0.25)
From Net Realized Gains	(0.12)	—	—	—
Total Distributions	(0.53)	(0.40)	(0.40)	(0.25)
Net Asset Value, End of Period	$10.29	$10.48	$10.02	$9.89

Total Return(3)	3.50%	8.84%	5.52%	(0.33)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.12%	1.12%	1.12%	1.12%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.45%	4.03%	4.08%	3.68%(4)
Portfolio Turnover Rate	198%	250%	323%	341%(5)
Net Assets, End of Period (in thousands)	$4,301	$31	$26	$25

1	July 29, 2005 (commencement of sale) through March 31, 2006.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

5	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2006.

Notes

Notes

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI and annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code	Newspaper Listing
Diversified Bond Fund
Investor Class	149	DivBnd
Institutional Class	349	DivBnd
A Class	749	DivBnd
B Class	319	DivBnd
C Class	449	DivBnd
R Class	239	DivBnd

Investment Company Act File No. 811-7822

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-65644   0908

August 1, 2009

American Century Investments Prospectus

High-Yield Fund Investor Class (ABHIX) Institutional Class (ACYIX) A Class (AHYVX) B Class (ACYBX) C Class (AHDCX) R Class (AHYRX)

       The Securities and Exchange
       Commission has not approved
       or disapproved these securities
       or passed upon the adequacy
       of this prospectus. Any
       representation to the contrary
       is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Investments, Risks and Performance	3
Portfolio Management	5
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
Objectives, Strategies and Risks	7
Basics of Fixed-Income Investing	9
Management	11
Investing Directly with American Century Investments	13
Investing Through a Financial Intermediary	16
Additional Policies Affecting Your Investment	21
Share Price and Distributions	26
Taxes	28
Multiple Class Information	30
Financial Highlights	32

©2009 American Century Proprietary Holdings, Inc. All rights reserved

Fund Summary

Investment Objective

The fund seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 17 of the fund’s prospectus and Sales Charges on page 66 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for A and C Class shares)	None	None	None(1)	5.00%	1.00%	None
Maximum Account Maintenance Fee	$25(2)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	B	C	R
Management Fee	0.86%	0.66%	0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.87%	0.67%	1.12%	1.87%	1.87%	1.37%
Fee Waiver(3)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.77%	0.57%	1.02%	1.77%	1.77%	1.27%

1	Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

2	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

3
Effective August 1, 2009, the advisor waived 0.10% of the fund’s management fee. The advisor expects this fee waiver to continue for one year and cannot terminate it without consulting the Board of Trustees.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$79	$268	$473	$1,064
Institutional Class	$58	$205	$364	$826
A Class	$550	$781	$1,031	$1,743
B Class	$580	$879	$1,103	$1,984
B Class (if shares are not redeemed)	$180	$579	$1,003	$1,984
C Class	$180	$579	$1,003	$2,180
R Class	$130	$425	$741	$1,637

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Investments, Risks and Performance

The fund invests in high-yield corporate bonds and other debt securities with an emphasis on securities that are rated below investment-grade. A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality.

Under normal market conditions, the portfolio managers will maintain at least 80% of the fund’s assets in high-yield corporate bonds and other debt instruments (including income-producing convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities.

Up to 40% of the fund’s total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets in short-term money market instruments and U.S. government securities.

The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.

The fund’s principal risks include

•
Credit Risk — Debt securities, especially high-yield debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates, political changes or adverse developments specific to an issuer.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.  The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities.

•
Interest Rate Risk — Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds.

•
Derivative Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•	Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (2Q 2003):   6.24%

Lowest Performance Quarter (4Q 2008): -12.11%

As of June 30, 2009, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 15.84%.

For the calendar year ended December 31, 2008	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-17.39%	0.19%	1.58%	1.45%	09/30/97
Return After Taxes on Distributions	-19.80%	-2.29%	-1.44%	-1.60%	09/30/97
Return After Taxes on Distributions and Sale of Fund Shares	-11.08%	-1.11%	-0.39%	-0.53%	09/30/97
Institutional Class Return Before Taxes	-17.22%	—	—	0.01%	08/02/04
A Class(1) Return Before Taxes	-21.31%	-0.97%	—	2.02%	03/08/02
B Class Return Before Taxes	-22.21%	-1.01%	—	1.92%	01/31/03
C Class Return Before Taxes	-18.21%	-0.80%	—	2.16%	12/10/01
R Class Return Before Taxes	-17.80%	—	—	-2.99%	07/29/05
Merrill Lynch US High Yield Master II - Constrained Index (reflects no deduction for fees, expenses or taxes)	-26.11%	-0.89%	2.31%	2.36%(2)	—

1	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

2	Reflects benchmark performance since the date closest to the Investor Class’s inception for which data is available.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Michael Difley, CFA, Vice President and Portfolio Manager, has shared primary responsibility for the management of the fund since 2002, and has served on teams managing fixed-income investments since joining the advisor in 1996.

G. David MacEwen, Chief Investment Officer – Fixed Income, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 1991.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).  Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount.  The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers
and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What are the fund’s investment objectives?

The fund seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

How does the fund pursue its investment objectives?

The fund invests in high-yield corporate bonds and other debt securities with an emphasis on securities that are rated below investment-grade.

▶
A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. Details of the fund’s credit quality standards are described in the statement of additional information.

Under normal market conditions, the portfolio managers will maintain at least 80% of the fund’s assets in high-yield corporate bonds and other debt instruments (including income-producing convertible and preferred securities). The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. The remaining assets may be invested in common stocks or other equity-related securities. The fund buys securities that are below investment-grade, including so-called junk bonds. Issuers of these securities often have short financial histories or questionable credit.

Up to 40% of the fund’s total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments and U.S. government securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.

For more information about the fund’s credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 9.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated  to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. See the discussion on page 10 for more information about the effects of changing interest rates on the fund’s portfolio.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Gains or losses involving some futures, options, and other derivatives may be substantial – in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund may invest in the securities of foreign companies, which are generally riskier and more volatile than U.S. securities. As a result, the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses.  In addition, foreign securities can have reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.  For these and other reasons, securities of foreign companies are often more volatile and less liquid than those of U.S. issuers.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund. In general, funds that have higher potential income have higher potential loss.

Basics of Fixed-Income Investing

Debt Securities

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security’s issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

•	determining which debt securities help a fund meet its maturity requirements
•	identifying debt securities that satisfy a fund’s credit quality standards
•	evaluating current economic conditions and assessing the risk of inflation
•	evaluating special features of the debt securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security’s maturity date is called the remaining maturity. The longer a debt security’s remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund’s individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

	Amount of Security Owned	Percent of Portfolio	Remaining Maturity	Weighted Maturity
Debt Security A	$100,000	25%	4 years	1 year
Debt Security B	$300,000	75%	12 years	9 years
Weighted Average Maturity				10 years

Types of Risk

The basic types of risk the fund faces are described below.

Credit Risk

Credit risk is the risk that an obligation won’t be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security’s credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren’t the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund’s performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity	Current Price	Price After 1% Increase	Change in Price
1 year	$100.00	$99.06	-0.94%
3 years	$100.00	$97.38	-2.62%
10 years	$100.00	$93.20	-6.80%
30 years	$100.00	$88.69	-11.31%

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about the fund’s operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor As a Percentage of Average Net Assets for the Fiscal Year Ended March 31, 2009	Investor Class	Institutional Class	A Class	B Class	C Class	R Class
High-Yield	0.79%	0.59%	0.79%	0.79%	0.79%	0.79%

Effective August 1, 2009, the advisor waived 0.10% of the fund’s management fee. The advisor expects this fee waiver to continue for one year and cannot terminate it without consulting the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated September 30, 2008.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. The fund’s other portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

Michael Difley

Mr. Difley, Vice President and Portfolio Manager, joined American Century Investments in 1996.  He became a portfolio manager in 2001.  He has shared primary responsibility for the management of the fund since 2002, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor of science degree in business administration (finance concentration) from California Polytechnic State University – San Luis Obispo.  He is a certified public accountant and a CFA charterholder.

G. David MacEwen (Macro Strategy Team Representative)

Mr. MacEwen, Chief Investment Officer – Fixed Income, joined American Century Investments in 1991 as a portfolio manager. He has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor.  He has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond fund, in an American Century Investments account (i.e., not a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

▶
Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday, 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The fund’s A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund’s A, B and C Classes are intended for persons purchasing shares through financial intermediaries that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

▶	Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A Class	B Class
Initial sales charge(1)	No initial sales charge
Generally no contingent deferred sales charge(2)	Contingent deferred sales charge on redemptions within six years
12b-1 fee of 0.25%	12b-1 fee of 1.00%
No conversion feature	Convert to A Class shares eight years after purchase
Generally more appropriate for long-term investors	Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $50,000; generally offered through financial intermediaries(3)

C Class	R Class
No initial sales charge	No initial sales charge
Contingent deferred sales charge on redemptions within 12 months	No contingent deferred sales charge
12b-1 fee of 1.00%	12b-1 fee of 0.50%
No conversion feature	No conversion feature
Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $1,000,000; generally more appropriate for short-term investors	Generally offered through employer- sponsored retirement plans(4)

1	The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

2	A contingent deferred sales charge (CDSC) of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

3
Investors in SIMPLE IRA Plans, SEP IRA Plans and SARSEP Plans established prior to August 1, 2006, may make additional purchases. This class is not available for new employer-sponsored retirement plan accounts.

4
IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. The R Class is only available for certain employer-sponsored retirement plans after August 1, 2006. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided, however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases..

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Amount paid to Financial Professional as a % of Offering Price
Up to $99,999	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%(1)
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%(1)
$10,000,000 or more	0.00%	0.00%	0.25%(1)

1
For purchases over $1,000,000 by employer-sponsored retirement plans, no upfront amount will be paid to financial professionals. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs, except that investors in such plans established prior to March 1, 2009, that previously received sales charge waivers may make additional purchases without the initial sales charge. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper’s policies. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•	Certain other investors as deemed appropriate by American Century Investments

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemption During	CDSC as a % of Original Purchase Price
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century Investments generally limits purchases of B Class shares to investors whose aggregate investments in American Century Investments funds are less than $50,000.  However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21).  Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000.  However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21).  Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually:
■ 12% of the original purchase cost for B Class shares
■ 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59 1⁄2 for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70 1⁄2
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no broker was compensated for the sale

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund’s transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund’s Investor Class shares also are available for purchase directly from American Century Investments by:

•
shareholders who held any account directly with American Century Investments as of September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

•	current or retired employees of American Century Investments and their immediate family members, and trustees of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted.  The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000(1)
Employer-sponsored retirement plans(2)	No minimum

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemptions

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

▶	A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

–	You have chosen to conduct business in writing only and would like to redeem over $100,000.
–	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
–	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
–	You are transferring ownership of an account over $100,000.
–	You change your address and request a redemption over $100,000 within 15 days.
–	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions from realized capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

▶	Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Unless applicable tax provisions are extended, all distributions of income will be taxed at ordinary income tax rates beginning in 2011.

▶	Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

If the fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The fund offers the following classes of shares: Investor Class, Institutional Class, A Class, B Class, C Class and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Class, and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

High-Yield Fund

Investor Class
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$5.97	$6.48	$6.38	$6.42	$6.55
Income From Investment Operations
Net Investment Income (Loss)	0.40(1)	0.42	0.42	0.43	0.46
Net Realized and Unrealized Gain (Loss)	(1.17)	(0.51)	0.10	(0.04)	(0.13)
Total From Investment Operations	(0.77)	(0.09)	0.52	0.39	0.33
Distributions
From Net Investment Income	(0.45)	(0.42)	(0.42)	(0.43)	(0.46)
Net Asset Value, End of Period	$4.75	$5.97	$6.48	$6.38	$6.42

Total Return(2)	(13.36)%	(1.41)%	8.54%	6.29%	5.17%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.80%(3)	0.80%(3)	0.79%(3)	0.81%(3)	0.88%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.87%	0.87%	0.87%	0.87%	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	7.66%(3)	6.87%(3)	6.69%(3)	6.74%(3)	7.04%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	7.59%	6.80%	6.61%	6.68%	7.04%
Portfolio Turnover Rate	33%	40%	45%	40%	64%
Net Assets, End of Period (in thousands)	$71,445	$51,375	$51,717	$42,650	$40,746

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

3	Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of its management fee.

High-Yield Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$5.97	$6.48	$6.38	$6.42	$6.43
Income From Investment Operations
Net Investment Income (Loss)	0.41(2)	0.44	0.44	0.44	0.30
Net Realized and Unrealized Gain (Loss)	(1.17)	(0.51)	0.10	(0.04)	(0.01)
Total From Investment Operations	(0.76)	(0.07)	0.54	0.40	0.29
Distributions
From Net Investment Income	(0.46)	(0.44)	(0.44)	(0.44)	(0.30)
Net Asset Value, End of Period	$4.75	$5.97	$6.48	$6.38	$6.42

Total Return(3)	(13.19)%	(1.21)%	8.76%	6.50%	4.53%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.60%(4)	0.60%(4)	0.59%(4)	0.61%(4)	0.68%(5)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.67%	0.67%	0.67%	0.67%	0.68%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	7.86%(4)	7.07%(4)	6.89%(4)	6.94%(4)	4.37%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	7.79%	7.00%	6.81%	6.88%	4.37%(5)
Portfolio Turnover Rate	33%	40%	45%	40%	64%(6)
Net Assets, End of Period (in thousands)	$39,655	$24,795	$18,177	$9,387	$3,021

1	August 2, 2004 (commencement of sale) through March 31, 2005.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of its management fee.

5	Annualized.

6	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2005.

High-Yield Fund

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$5.97	$6.48	$6.38	$6.42	$6.55
Income From Investment Operations
Net Investment Income (Loss)	0.39(2)	0.41	0.41	0.42	0.44
Net Realized and Unrealized Gain (Loss)	(1.17)	(0.51)	0.10	(0.04)	(0.13)
Total From Investment Operations	(0.78)	(0.10)	0.51	0.38	0.31
Distributions
From Net Investment Income	(0.44)	(0.41)	(0.41)	(0.42)	(0.44)
Net Asset Value, End of Period	$4.75	$5.97	$6.48	$6.38	$6.42

Total Return(3)	(13.57)%	(1.65)%	8.27%	6.02%	4.91%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.05%(4)	1.05%(4)	1.04%(4)	1.06%(4)	1.13%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.12%	1.12%	1.12%	1.12%	1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets	7.41%(4)	6.62%(4)	6.44%(4)	6.49%(4)	6.79%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	7.34%	6.55%	6.36%	6.43%	6.79%
Portfolio Turnover Rate	33%	40%	45%	40%	64%
Net Assets, End of Period (in thousands)	$15,289	$8,275	$900	$407	$385

1	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of its management fee.

High-Yield Fund

B Class
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$5.97	$6.48	$6.38	$6.42	$6.55
Income From Investment Operations
Net Investment Income (Loss)	0.36(1)	0.36	0.36	0.37	0.39
Net Realized and Unrealized Gain (Loss)	(1.18)	(0.51)	0.10	(0.04)	(0.13)
Total From Investment Operations	(0.82)	(0.15)	0.46	0.33	0.26
Distributions
From Net Investment Income	(0.40)	(0.36)	(0.36)	(0.37)	(0.39)
Net Asset Value, End of Period	$4.75	$5.97	$6.48	$6.38	$6.42

Total Return(2)	(14.22)%	(2.39)%	7.47%	5.23%	4.13%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.80%(3)	1.80%(3)	1.79%(3)	1.81%(3)	1.88%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.87%	1.87%	1.87%	1.87%	1.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	6.66%(3)	5.87%(3)	5.69%(3)	5.74%(3)	6.04%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	6.59%	5.80%	5.61%	5.68%	6.04%
Portfolio Turnover Rate	33%	40%	45%	40%	64%
Net Assets, End of Period (in thousands)	$1,187	$1,119	$1,358	$1,182	$1,105

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

3	Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of its management fee.

High-Yield Fund

C Class
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$5.97	$6.48	$6.38	$6.42	$6.55
Income From Investment Operations
Net Investment Income (Loss)	0.35(1)	0.36	0.36	0.37	0.39
Net Realized and Unrealized Gain (Loss)	(1.17)	(0.51)	0.10	(0.04)	(0.13)
Total From Investment Operations	(0.82)	(0.15)	0.46	0.33	0.26
Distributions
From Net Investment Income	(0.40)	(0.36)	(0.36)	(0.37)	(0.39)
Net Asset Value, End of Period	$4.75	$5.97	$6.48	$6.38	$6.42

Total Return(2)	(14.22)%	(2.39)%	7.46%	5.23%	4.13%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.80%(3)	1.80%(3)	1.79%(3)	1.81%(3)	1.88%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.87%	1.87%	1.87%	1.87%	1.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	6.66%(3)	5.87%(3)	5.69%(3)	5.74%(3)	6.04%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	6.59%	5.80%	5.61%	5.68%	6.04%
Portfolio Turnover Rate	33%	40%	45%	40%	64%
Net Assets, End of Period (in thousands)	$3,120	$1,678	$2,002	$1,823	$3,351

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

3	Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of its management fee.

High-Yield Fund

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007	2006(1)
Per-Share Data
Net Asset Value, Beginning of Period	$5.97	$6.48	$6.38	$6.51
Income From Investment Operations
Net Investment Income (Loss)	0.37(2)	0.39	0.39	0.27
Net Realized and Unrealized Gain (Loss)	(1.16)	(0.51)	0.10	(0.13)
Total From Investment Operations	(0.79)	(0.12)	0.49	0.14
Distributions
From Net Investment Income	(0.43)	(0.39)	(0.39)	(0.27)
Net Asset Value, End of Period	$4.75	$5.97	$6.48	$6.38

Total Return(3)	(13.79)%	(1.90)%	8.00%	2.23%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.30%	1.30%	1.29%	1.27%(5)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.37%	1.37%	1.37%	1.37%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets(4)	7.16%	6.37%	6.19%	6.39%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	7.09%	6.30%	6.11%	6.29%(5)
Portfolio Turnover Rate	33%	40%	45%	40%(6)
Net Assets, End of Period (in thousands)	$86	$27	$28	$26

1	July 29, 2005 (commencement of sale) through March 31, 2006.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of its management fee.

5	Annualized.

6	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2006.

Notes

Notes

Notes

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI and annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room, Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code	Newspaper Listing
High-Yield Fund
Investor Class	101	HighYld
Institutional Class	351	HighYld
A Class	801	HighYld
B Class	301	HighYld
C Class	401	HighYld
R Class	211	HighYld

Investment Company Act File No. 811-7822

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS65646   0908

August 1, 2009

American Century Investments Prospectus

Premium Money Market Fund Investor Class (TCRXX)

    The Securities and Exchange
    Commission has not approved
    or disapproved these securities
    or passed upon the adequacy
    of this prospectus. Any
    representation to the contrary
    is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Investments, Risks and Performance	2
Investment Advisor	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Basics of Fixed-Income Investing	7
Management	9
Investing Directly with American Century Investments	11
Investing Through a Financial Intermediary	14
Additional Policies Affecting Your Investment	16
Share Price and Distributions	19
Taxes	20
Financial Highlights	22

©2009 American Century Proprietary Holdings, Inc. All rights reserved

Fund Summary

Investment Objective

The fund seeks to earn the highest level of current income while preserving the value of your investment.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Investor Class
Maximum Account Maintenance Fee	$25(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management Fee	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.49%

1	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that youinvest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$50	$157	$275	$617

Investments, Risks and Performance

The fund invests most of its assets in high-quality, very short-term debt securities issued by corporations, banks and governments.

Under normal market conditions, 25% or more of the fund’s assets are invested in obligations of issuers in the financial services industry. The debt securities in which the fund invests may include taxable municipal securities and variable-rate securities. A municipal security is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession. A variable-rate security is a debt obligation that provides for specified periodic interest rate adjustments based on changes in some benchmark, such as the prime rate or the 90-day U.S. Treasury bill rate.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Even though the fund’s investments are designed to minimize credit, interest rate and liquidity risk, the fund is still subject to some degree of risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. Interest rate risk means that the value of debt securities and funds that hold them decline as interest rates rise. Liquidity risk means that during periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (3Q 2000): 1.59%

Lowest Performance Quarter (3Q 2003):  0.17%

As of June 30, 2009 the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.42%.

For the calendar year ended December 31, 2008	1 year	5 years	10 years
Investor Class(1)	2.86%	3.29%	3.38%

1
The fund acquired all of the net assets of the American Century Premium Capital Reserve Fund and the American Century Premium Government Reserve Fund on December 2, 2001, pursuant to a plan of reorganization approved by the acquired funds’ shareholders on November 16, 2001. Performance information prior to December 2, 2001 is that of the American Century Premium Capital Reserve Fund.

Investment Advisor

American Century Investment Management, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $100,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers
and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks to earn the highest level of current income while preserving the value of your investment.

How does the fund pursue its investment objective?

The fund buys high-quality, very short-term debt securities.  Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

▶
A high-quality debt security is one that has been rated by an independent rating agency in its top two credit quality categories or determined by the advisor to be of comparable credit quality. The details of the fund’s credit quality standards are described in the statement of additional information.

Under normal market conditions, 25% or more of the fund’s assets are invested in obligations of issuers in the financial services industry. The debt securities in which the fund invests may include taxable municipal securities and variable-rate securities.

▶	A municipal security is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession.

▶
A variable-rate security is a debt obligation that provides for specified periodic interest rate adjustments based on changes in some benchmark, such as the prime rate or the 90-day U.S. Treasury bill rate.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

For more information about the fund’s credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 7.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Because the securities the fund invests in are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on the fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Even though the fund’s investments are designed to minimize credit, interest rate and liquidity risk, the fund is still subject to some degree of risk.  Debt securities, even high-quality debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

Investments in debt securities are also sensitive to interest rate changes.  Generally, the value of debt securities and the funds that hold them decline as interest rates rise.  The fund’s investments in very short-term debt securities are designed to minimize this risk. However, a sharp and unexpected rise in interest rates could cause the fund’s price to drop.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

The fund is participating in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury guarantees fund investors that they will receive $1 for each share held by them as of the close of business on September 19, 2008, in the event that a fund's net asset value drops below $1 per share and the fund liquidates. Shares acquired after September 19, 2008 generally are not eligible for protection under the Program. If the number of shares an investor holds fluctuates (including reaching a zero balance followed by the repurchase of additional shares), the investor will be covered for either the number of shares held as of September 19, 2008, or the current amount, whichever is less.

The Program's initial term covered the period from September 19, 2008 through December 18, 2008. The Secretary of the Treasury extended the Program through April 30, 2009, and further extended it through September 18, 2009. The Board of Trustees of the fund has approved the fund’s continued participation in the Program.

Participation in the initial three months of the Program required the fund to make a payment to the Treasury in an amount equal to 0.01% of the fund's net assets as of September 19, 2008. Participation from December 19, 2008 through April 30, 2009 required the fund to make an additional payment to the Treasury in an amount equal to 0.015% of the fund's net assets as of September 19, 2008. Participation from May 1, 2009 through September 18, 2009 required the fund to make a third payment to the Treasury, also in an amount equal to 0.015% of the fund's net assets as of September 19, 2008. The expense of the fund's participation will be borne by the fund.

The Secretary of the Treasury currently has no authority to extend the program beyond September 18, 2009.

Additional information about the Program is available at http://www.ustreas.gov.

Basics of Fixed-Income Investing

Debt Securities

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security’s issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

•	determining which debt securities help a fund meet its maturity requirements
•	identifying debt securities that satisfy a fund’s credit quality standards
•	evaluating current economic conditions and assessing the risk of inflation
•	evaluating special features of the debt securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security’s maturity date is called the remaining maturity. The longer a debt security’s remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund’s individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

	Amount of Security Owned	Percent of Portfolio	Remaining Maturity	Weighted Maturity
Debt Security A	$100,000	25%	60 days	15 days
Debt Security B	$300,000	75%	45 days	34 days
Weighted Average Maturity				49 days

Types of Risk

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund’s performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund’s performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity	Current Price	Price After 1% Increase	Change in Price
1 year	$100.00	$99.06	-0.94%
3 years	$100.00	$97.38	-2.62%
10 years	$100.00	$93.20	-6.80%
30 years	$100.00	$88.69	-11.31%

Credit Risk

Credit risk is the risk that an obligation won’t be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security’s credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren’t the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating organization are considered “high quality.” Although they are considered high quality, an investment in these securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the statement of additional information. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended March 31, 2009	Investor Class
Premium Money Market	0.43%

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated September 30, 2008.

Additionally, the advisor may waive the receipt of a portion of the management fee, or may agree to bear fund expenses, to enhance the fund’s yield during periods when fund operating expenses have a significant impact on the fund’s yield due to low interest rates or to assist the advisor’s efforts to maintain a $1.00 net asset value per share. Any such fee waiver or expense reimbursement is voluntary and temporary, and may be revised or terminated at any time by the advisor without notice. There is no guarantee that the fund will maintain a positive yield or a $1.00 net asset value per share.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000).  By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond fund, in an American Century Investments account (i.e., not a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

▶
Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information.  (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday, 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

If you do business with us through a financial intermediary or an employer-sponsored retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include:

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.  For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

▶	Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Although fund share transactions may be made directly with American Century Investments at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Minimum Initial Investment Amounts

Unless otherwise specified below, the minimum initial investment amount to open an account is $100,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000(1)
Employer-sponsored retirement plans(2)	No minimum

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

▶	A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. We will not honor checks written against shares subject to this seven-day holding period.  Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. You also may incur tax liability as a result of the redemption.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

For money market funds, American Century Investments anticipates that shareholders will purchase and sell shares frequently because these funds are designed to offer investors a liquid investment. Accordingly, American Century Investments has determined that it is not necessary to monitor trading activity or impose trading restrictions on money market fund shares and these funds accommodate frequent trading. However, we reserve the right, in our sole discretion, to modify monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund’s portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund’s investors.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

▶	Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund declares distributions from net income daily. These distributions are paid on the last business day of each month. The fund declares and pays distributions of net realized capital gains, if any, in the same manner as income distributions.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

•	notify us of your purchase prior to 11 a.m. Central time AND
•	pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Unless applicable tax provisions are extended, all distributions of income will be taxed at ordinary income tax rates beginning in 2011.

▶	Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

If the fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – net investment income of the fund as a percentage of average net assets

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

Premium Money Market Fund

Investor Class
For a Share Outstanding Throughout the Years Ended March 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net Investment Income (Loss)	0.02	0.05	0.05	0.03	0.01
Distributions
From Net Investment Income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(1)	2.20%	4.70%	4.98%	3.41%	1.33%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.47%(2)	0.43%(2)	0.41%(2)	0.45%(2)	0.48%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.49%	0.47%	0.47%	0.47%	0.48%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.18%(2)	4.58%(2)	4.89%(2)	3.41%(2)	1.31%
Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	2.16%	4.54%	4.83%	3.39%	1.31%
Net Assets, End of Period (in thousands)	$1,129,499	$1,191,746	$917,778	$641,249	$472,954

1	Total return assumes reinvestment of net investment income and capital gains distributions, if any.

2	Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of its management fee.

Notes

Notes

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI and annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room, Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code	Newspaper Listing
Premium Money Market Fund
Investor Class	147	AmCPrMM

Investment Company Act File No. 811-7822

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-65648   0908

August 1, 2009

American Century Investments Prospectus

Inflation Protection Bond Fund Investor Class (APOIX) Institutional Class (APISX) A Class (APOAX) B Class (APOBX) C Class (APOCX) R Class (APORX)

       The Securities and Exchange
       Commission has not approved
       or disapproved these securities
       or passed upon the adequacy
       of this prospectus. Any
       representation to the contrary
       is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Investments, Risks and Performance	3
Portfolio Management	5
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
Objectives, Strategies and Risks	7
Basics of Fixed-Income Investing	10
Management	12
Investing Directly with American Century Investments	14
Investing Through a Financial Intermediary	17
Additional Policies Affecting Your Investment	22
Share Price and Distributions	27
Taxes	29
Multiple Class Information	31
Financial Highlights	33

©2009 American Century Proprietary Holdings, Inc. All rights reserved

Fund Summary

Investment Objective

The fund pursues total return using a strategy that seeks to protect against U.S. inflation.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 18 of the fund’s prospectus and Sales Charges on page 66 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for A and C Class shares)	None	None	None(1)	5.00%	1.00%	None
Maximum Account Maintenance Fee	$25(2)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	B	C	R
Management Fee	0.58%	0.38%	0.58%	0.58%	0.58%	0.58%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.59%	0.39%	0.84%	1.59%	1.59%	1.09%
Fee Waiver(3)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.49%	0.29%	0.74%	1.49%	1.49%	0.99%

1	Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

2	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

3
Effective August 1, 2009, the advisor waived 0.096% of the fund's management fee.  The advisor expects this fee waiver to continue for one year and cannot terminate it without consulting the Board of Trustees.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that youinvest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$50	$179	$320	$729
Institutional Class	$30	$116	$209	$484
A Class	$522	$697	$886	$1,432
B Class	$552	$793	$957	$1,678
B Class (if shares are not redeemed)	$152	$493	$857	$1,678
C Class	$152	$493	$857	$1,879
R Class	$101	$337	$592	$1,320

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Investments, Risks and Performance

Under normal market conditions, the fund invests at least 80% of its assets in inflation-linked debt securities.These securities include inflation-linked U.S. Treasury securities, inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-linked securities issued by other entities such as domestic and foreign corporations and governments. Inflation-linked securities are designed to protect the future purchasing power of the money invested in them.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest up to 20% of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities, including mortgage- and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers.

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high-yield securities.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such instruments are in keeping with the fund’s investment objective.

The portfolio managers are not limited to a specific weighted average maturity range.

The fund’s principal risks include

•
Interest Rate Risk – Inflation-linked securities trade at prevailing real interest rates.  Generally, when real interest rates rise, the value of the fund’s debt securities will decline. The opposite is true when real interest rates decline. The real interest rate is the current market interest rate minus the market’s inflation expectations.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•
Nondiversification Risk – The fund is classified as nondiversified. This gives the portfolio managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

•
Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, credit and correlation risk.

•	Foreign Securities Risk – Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (1Q 2008): 5.84%

Lowest Performance Quarter (3Q 2008): -3.73%

As of June 30, 2009, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 5.11%.

For the calendar year ended December 31, 2008	1 year	Since Inception	Inception Date
Investor Class Return Before Taxes	-1.25%	2.59%	05/31/05
Return After Taxes on Distributions	-2.47%	1.16%	05/31/05
Return After Taxes on Distributions and Sale of Fund Shares	-0.43%	1.43%	05/31/05
Institutional Class Return Before Taxes	-1.10%	2.90%	05/31/05
A Class Return Before Taxes	-5.99%	1.06%	05/31/05
B Class Return Before Taxes	-6.29%	0.80%	05/31/05
C Class Return Before Taxes	-2.29%	1.65%	05/31/05
R Class Return Before Taxes	-1.78%	2.14%	05/31/05
Citigroup U.S. Inflation-Linked Securities Index (reflects no deduction for fees, expenses or taxes)	-1.17%	3.04%	05/31/05

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1983.

Brian Howell, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2007, and has served on teams managing fixed-income investments since joining the advisor in 1987.

James E. Platz, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2007, and has served on teams managing fixed-income investments since joining the advisor in 2003.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).  Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers
and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund pursues total return using a strategy that seeks to protect against U.S. inflation.

How does the fund pursue its investment objective?

Under normal market conditions, the fund invests at least 80% of its assets in inflation-linked debt securities. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.  These securities include inflation-linked U.S. Treasury securities, inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-linked securities issued by entities other than the U.S. Treasury or U.S. government agencies and instrumentalities (including domestic and foreign corporations and foreign governments). Inflation-linked securities are designed to protect the future purchasing power of the money invested in them.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest up to 20% of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities, including mortgage- and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers. The fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund may hedge some or all of its exposure to foreign currency to reduce the risk of loss due to fluctuations in the currency exchange rates. The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high-yield securities.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such instruments are in keeping with the fund’s investment objective. The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

The portfolio managers are not limited to a specific weighted average maturity range. However, the portfolio managers monitor the fund’s weighted average maturity and seek to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors. For instance, during periods of rising interest rates, the portfolio managers may shorten a portfolio’s maturity in order to reduce the effect of bond price declines on the fund’s value. When interest rates are falling and bond prices are rising, they may lengthen a portfolio’s maturity.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

For more information about the fund’s credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 10.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Inflation-linked securities offer a return linked to inflation. They are designed to protect investors from a loss of value due to inflation. However, inflation-linked securities are still subject to the effects of changes in market interest rates caused by factors other than inflation, or so-called real interest rates. Because inflation-linked securities trade at prevailing real, or after-inflation, interest rates, changes in these rates affect the value of such securities owned by the fund. Generally, when real interest rates rise, the value of these securities will decline. The opposite is true when real interest rates decline.

Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. Although an investment in inflation-linked securities issued by entities other than the U.S. Treasury or U.S. government and its agencies and instrumentalities increases the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments primarily to issuers whose credit has been rated investment-grade or higher, or, if unrated, determined to be of equivalent credit quality by the advisor. However, the fund may invest up to 10% of its total assets in high-yield securities. A high-yield security is one that has been rated below the four highest categories (e.g., BB or Ba) by a nationally recognized rating organization.

High-yield securities often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

The fund is a nondiversified fund. This means that the portfolio managers may invest a greater portion of the fund’s assets in a small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund’s share price than would be the case if the fund were diversified. Although the fund’s portfolio managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund’s methodology.

The fund may invest in mortgage- and asset-backed securities. When borrowers refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the mortgage-backed securities purchased by the fund, may be prepaid in this fashion. Likewise, borrowers may prepay the credit card or automobile trade receivables, home equity loans, corporate loans or bonds or other assets underlying the fund’s asset-backed securities. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other funds.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Gains or losses involving some futures, options, and other derivatives may be substantial — in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund may invest in inflation-linked securities issued by foreign governments, agencies or instrumentalities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable social, political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors and others make investing in foreign securities generally riskier and more volatile than investing in U.S. securities. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Basics of Fixed-Income Investing

Debt Securities

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security’s issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

•	determining which debt securities help a fund meet its maturity requirements
•	identifying debt securities that satisfy a fund’s credit quality standards
•	evaluating current economic conditions and assessing the risk of inflation
•	evaluating special features of the debt securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security’s maturity date is called the remaining maturity. The longer a debt security’s remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund’s individual holdings and is called the weighted average maturity. The following chart shows how the portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

	Amount of Security Owned	Percent of Portfolio	Remaining Maturity	Weighted Maturity
Debt Security A	$100,000	25%	4 years	1 year
Debt Security B	$300,000	75%	12 years	9 years
Weighted Average Maturity				10 years

Types of Risk

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund’s performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund’s performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity	Current Price	Price After 1% Increase	Change in Price
1 year	$100.00	$99.06	-0.94%
3 years	$100.00	$97.38	-2.62%
10 years	$100.00	$93.20	-6.80%
30 years	$100.00	$88.69	-11.31%

▶	The longer a fund’s weighted average maturity, the more sensitive it is to interest rate changes.

Credit Risk

Credit risk is the risk that an obligation won’t be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The portfolio managers do not invest solely on the basis of a debt security’s credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren’t the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment and a less stable cash flow.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended March 31, 2009	Investor Class	Institutional Class	A Class	B Class	C Class	R Class
Inflation Protection Bond	0.58%	0.38%	0.58%	0.58%	0.58%	0.58%

Effective August 1, 2009, the advisor waived 0.096% of the fund’s management fee. The advisor expects this fee waiver to continue for one year and cannot terminate it without consulting the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated September 30, 2008.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. The fund’s other portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

Robert V. Gahagan (Macro Strategy Team Representative)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1983. He became a portfolio manager in 1991.  He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.

Brian Howell (Macro Strategy Team Representative)

Mr. Howell, Vice President and Senior Portfolio Manager, joined American Century Investments in 1987. He became a portfolio manager in 1996. He has shared primary responsibility for the management of the fund since 2007, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in mathematics/statistics and an MBA from the University of California – Berkeley.

James E. Platz

Mr. Platz, Vice President and Senior Portfolio Manager, joined American Century Investments in 2003 as a portfolio manager. He has shared primary responsibility for the management of the fund since 2007, and has served on teams managing fixed-income investments since joining the advisor. He received a bachelor’s degree in history and political economies of industrial societies from the University of California – Berkeley, and an MBA from the University of Southern California. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond fund, in an American Century Investments account (i.e., not a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

▶
Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday, 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The fund’s A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund’s A, B and C Classes are intended for persons purchasing shares through financial intermediaries that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

▶	Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A Class	B Class
Initial sales charge(1)	No initial sales charge
Generally no contingent deferred sales charge(2)	Contingent deferred sales charge on redemptions within six years
12b-1 fee of 0.25%	12b-1 fee of 1.00%
No conversion feature	Convert to A Class shares eight years after purchase
Generally more appropriate for long-term investors	Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $50,000; generally offered through financial intermediaries(3)

C Class	R Class
No initial sales charge	No initial sales charge
Contingent deferred sales charge on redemptions within 12 months	No contingent deferred sales charge
12b-1 fee of 1.00%	12b-1 fee of 0.50%
No conversion feature	No conversion feature
Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $1,000,000; generally more appropriate for short-term investors	Generally offered through employer- sponsored retirement plans(4)

1	The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

2	A contingent deferred sales charge (CDSC) of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

3
Investors in SIMPLE IRA Plans, SEP IRA Plans and SARSEP Plans established prior to August 1, 2006, may make additional purchases. This class is not available for new employer-sponsored retirement plan accounts.

4
IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. The R Class is only available for certain employer-sponsored retirement plans after August 1, 2006. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided, however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases.

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Amount paid to Financial Professional as a % of Offering Price
Up to $99,999	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%(1)
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%(1)
$10,000,000 or more	0.00%	0.00%	0.25%(1)

1
For purchases over $1,000,000 by employer-sponsored retirement plans, no upfront amount will be paid to financial professionals. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs, except that investors in such plans established prior to March 1, 2009, that previously received sales charge waivers may make additional purchases without the initial sales charge. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper’s policies. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•	Certain other investors as deemed appropriate by American Century Investments

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemption During	CDSC as a % of Original Purchase Price
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century Investments generally limits purchases of B Class shares to investors whose aggregate investments in American Century Investments funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually:
¡ 12% of the original purchase cost for B Class shares
¡ 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59 1⁄2 for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70 1⁄2
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no broker was compensated for the sale

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund’s transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund’s Investor Class shares also are available for purchase directly from American Century Investments by:

•
shareholders who held any account directly with American Century Investments as of September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

•	current or retired employees of American Century Investments and their immediate family members, and trustees of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000(1)
Employer-sponsored retirement plans(2)	No minimum

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemptions

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

▶	A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund pays distributions from net income quarterly. The fund generally pays distributions from capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

▶	Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Unless applicable tax provisions are extended, all distributions of income will be taxed at ordinary income tax rates beginning in 2011.

▶	Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

If the fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The fund offers the following classes of shares: Investor Class, Institutional Class, A Class, B Class, C Class and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee.  Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets.  Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan.  The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Class and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

Inflation Protection Bond Fund

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007	2006(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$9.57	$9.47	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.07(2)	0.49(2)	0.33(2)	0.33
Net Realized and Unrealized Gain (Loss)	(0.29)	0.88	0.08	(0.53)
Total From Investment Operations	(0.22)	1.37	0.41	(0.20)
Distributions
From Net Investment Income	(0.30)	(0.46)	(0.31)	(0.33)
From Net Realized Gains	(0.01)	—	—	—
From Return of Capital	(0.09)	—	—(3)	—
Total Distributions	(0.40)	(0.46)	(0.31)	(0.33)
Net Asset Value, End of Period	$9.86	$10.48	$9.57	$9.47

Total Return(4)	(2.13)%	14.87%	4.46%	(2.09)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.59%	0.59%	0.59%	0.59%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.97%	4.95%	3.26%	3.97%(5)
Portfolio Turnover Rate	37%	31%	52%	51%
Net Assets, End of Period (in thousands)	$39,101	$21,968	$596	$375

1	May 31, 2005 (fund inception) through March 31, 2006.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

5	Annualized.

Inflation Protection Bond Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007	2006(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.51	$9.57	$9.47	$10.00
Income From Investment Operations
Net Investment Income (Loss)	(0.20)(2)	0.49(2)	0.35(2)	0.34
Net Realized and Unrealized Gain (Loss)	—(3)	0.93	0.11	(0.53)
Total From Investment Operations	(0.20)	1.42	0.46	(0.19)
Distributions
From Net Investment Income	(0.31)	(0.48)	(0.36)	(0.34)
From Net Realized Gains	(0.01)	—	—	—
From Return of Capital	(0.09)	—	—	—
Total Distributions	(0.41)	(0.48)	(0.36)	(0.34)
Net Asset Value, End of Period	$9.90	$10.51	$9.57	$9.47

Total Return(4)	(1.93)%	15.43%	4.81%	(1.97)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.39%	0.39%	0.39%	0.39%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.17%	5.15%	3.46%	4.17%(5)
Portfolio Turnover Rate	37%	31%	52%	51%
Net Assets, End of Period (in thousands)	$2,512	$460	$43	$38

1	May 31, 2005 (fund inception) through March 31, 2006.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

5	Annualized.

Inflation Protection Bond Fund

A Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007	2006(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.43	$9.52	$9.45	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08(2)	0.46(2)	0.28(2)	0.33
Net Realized and Unrealized Gain (Loss)	(0.31)	0.89	0.11	(0.55)
Total From Investment Operations	(0.23)	1.35	0.39	(0.22)
Distributions
From Net Investment Income	(0.29)	(0.44)	(0.30)	(0.33)
From Net Realized Gains	(0.01)	—	—	—
From Return of Capital	(0.09)	—	(0.02)	—
Total Distributions	(0.39)	(0.44)	(0.32)	(0.33)
Net Asset Value, End of Period	$9.81	$10.43	$9.52	$9.45

Total Return(3)	(2.27)%	14.66%	4.25%	(2.35)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.84%	0.84%	0.84%	0.84%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.72%	4.70%	3.01%	3.72%(4)
Portfolio Turnover Rate	37%	31%	52%	51%
Net Assets, End of Period (in thousands)	$112,039	$72,397	$12,402	$8,164

1	May 31, 2005 (fund inception) through March 31, 2006.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Inflation Protection Bond Fund

B Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007	2006(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.41	$9.50	$9.45	$10.00
Income From Investment Operations
Net Investment Income (Loss)	(0.04)(2)	0.41(2)	0.21(2)	0.27
Net Realized and Unrealized Gain (Loss)	(0.27)	0.86	0.11	(0.55)
Total From Investment Operations	(0.31)	1.27	0.32	(0.28)
Distributions
From Net Investment Income	(0.26)	(0.36)	(0.23)	(0.27)
From Net Realized Gains	(0.01)	—	—	—
From Return of Capital	(0.08)	—	(0.04)	—
Total Distributions	(0.35)	(0.36)	(0.27)	(0.27)
Net Asset Value, End of Period	$9.75	$10.41	$9.50	$9.45

Total Return(3)	(3.04)%	13.86%	3.41%	(2.87)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.59%	1.59%	1.59%	1.59%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.03)%	3.95%	2.26%	2.97%(4)
Portfolio Turnover Rate	37%	31%	52%	51%
Net Assets, End of Period (in thousands)	$4,731	$2,826	$1,132	$830

1	May 31, 2005 (fund inception) through March 31, 2006.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Inflation Protection Bond Fund

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007	2006(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.41	$9.49	$9.44	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.02(2)	0.41(2)	0.21(2)	0.27
Net Realized and Unrealized Gain (Loss)	(0.33)	0.87	0.12	(0.56)
Total From Investment Operations	(0.31)	1.28	0.33	(0.29)
Distributions
From Net Investment Income	(0.26)	(0.36)	(0.23)	(0.27)
From Net Realized Gains	(0.01)	—	—	—
From Return of Capital	(0.08)	—	(0.05)	—
Total Distributions	(0.35)	(0.36)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.75	$10.41	$9.49	$9.44

Total Return(3)	(3.04)%	13.98%	3.54%	(2.95)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.59%	1.59%	1.59%	1.59%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.03)%	3.95%	2.26%	2.97%(4)
Portfolio Turnover Rate	37%	31%	52%	51%
Net Assets, End of Period (in thousands)	$33,530	$20,978	$6,682	$5,215

1	May 31, 2005 (fund inception) through March 31, 2006.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Inflation Protection Bond Fund

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007	2006(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.68	$9.74	$9.46	$10.00
Income From Investment Operations
Net Investment Income (Loss)	(0.01)(2)	0.46(2)	0.15(2)	0.30
Net Realized and Unrealized Gain (Loss)	(0.26)	0.90	0.23	(0.54)
Total From Investment Operations	(0.27)	1.36	0.38	(0.24)
Distributions
From Net Investment Income	(0.28)	(0.42)	(0.10)	(0.30)
From Net Realized Gains	(0.01)	—	—	—
From Return of Capital	(0.09)	—	—	—
Total Distributions	(0.38)	(0.42)	(0.10)	(0.30)
Net Asset Value, End of Period	$10.03	$10.68	$9.74	$9.46

Total Return(3)	(2.62)%	14.47%	4.03%	(2.48)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.09%	1.09%	1.09%	1.09%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47%	4.45%	2.76%	3.47%(4)
Portfolio Turnover Rate	37%	31%	52%	51%
Net Assets, End of Period (in thousands)	$1,062	$299	$123	$26

1	May 31, 2005 (fund inception) through March 31, 2006.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Notes

Notes

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI and annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room, Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code	Newspaper Listing
Inflation Protection Bond Fund
Investor Class	117	InfProBd
Institutional Class	347	InfProBd
A Class	140	InfProBd
B Class	317	InfProBd
C Class	440	InfProBd
R Class	251	InfProBd

Investment Company Act File No. 811-7822

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-65647   0908

August 1, 2009

American Century Investments Prospectus

NT Diversified Bond Fund Institutional Class (ACLDX)

The fund is available for purchase only by certain funds
of funds advised by American Century Investments.
The fund is closed to other investors.

The Securities and Exchange
Commission has not approved
or disapproved these securities
or passed upon the adequacy
of this prospectus. Any
representation to the contrary
is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Investments, Risks and Performance	2
Portfolio Management	4
Purchase and Sale of Fund Shares	5
Tax Information	5
Objectives, Strategies and Risks	6
Basics of Fixed-Income Investing	8
Management	10
Investing with American Century Investments	12
Share Price and Distributions	14
Taxes	16
Financial Highlights	18

©2009 American Century Proprietary Holdings, Inc. All rights reserved

Fund Summary

Investment Objective

The fund seeks a high level of income by investing in non-money market debt securities.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fee	0.42%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.42%
Fee Waiver(1)	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	0.37%

1
Effective August 1, 2009, the advisor waived 0.049% of the fund’s management fee. The advisor expects this fee waiver to continue for one year and cannot terminate it without consulting the Board of Trustees.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$38	$130	$231	$526

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 299% of the average value of its portfolio.

Investments, Risks and Performance

Under normal market conditions, the fund invests at least 80% of its assets in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in investment-grade securities.   An investment-grade security is one that has been rated by an independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, up to 15% of the fund’s assets may be invested in securities rated in the fifth-highest category by an independent rating agency, or determined to be of comparable quality by the advisor. The weighted average maturity of the fund’s portfolio must be three and one-half years or longer.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

The fund’s principal risks include

•
Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for NT Diversified Bond than for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds.

•
Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
•	Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk.
•
Derivatives Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (3Q 2007): 3.46%
Lowest Performance Quarter (2Q 2008): -1.01%

As of June 30, 2009, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 3.11%.

For the calendar year ended December 31, 2008	1 year	Since Inception	Inception Date
Institutional Class Return Before Taxes	5.49%	6.98%	05/12/06
Return After Taxes on Distributions	2.85%	4.72%	05/12/06
Return After Taxes on Distributions and Sale of Fund Shares	3.74%	4.68%	05/12/06
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	7.02%	7.61%	05/12/06

The after-tax returns are shown only for Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1983.

Alejandro H. Aguilar, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 2003.

Jeffrey L. Houston, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1990.

Brian Howell, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1987.

G. David MacEwen, Chief Investment Officer – Fixed Income, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1991.

Purchase and Sale of Fund Shares

The fund is available for purchase only by certain funds of funds advised by American Century Investments.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks a high level of income by investing in non-money market debt securities.

How does the fund pursue its investment objective?

Under normal market conditions, the fund invests at least 80% of its assets in high- and medium-grade, non-money market debt securities. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.  These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in investment-grade securities, those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. However, up to 15% of the fund’s assets may be invested in securities rated in the fifth-highest category by an independent rating agency, or determined to be of comparable quality by the advisor. Corporations usually issue these securities to finance existing operations or expand their businesses.

The weighted average maturity of the fund’s portfolio must be three and one-half years or longer. Within this maturity limit, the portfolio managers may shorten the portfolio’s maturity during periods of rising interest rates in order to reduce the effect of bond price declines on the fund’s value. When interest rates are falling and bond prices are rising, they may lengthen the portfolio’s maturity.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective.

For more information about the fund’s credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 8.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

When interest rates change, the fund’s share value will be affected. Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for NT Diversified Bond than for funds that have shorter-weighted average maturities, such as money market and short-term bond funds.

Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

Most of the securities purchased by the fund are quality debt securities at the time of purchase. The fund, however, may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB), and up to 15% of its assets in securities rated in the fifth category (e.g., BB). As a result, the fund may have increased credit risk. Although their securities are considered investment-grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB-rated securities (and securities of similar quality) are considered even more vulnerable to adverse business, financial or economic conditions that could lead to difficulties in making timely payments of principal and interest.

The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

The fund is not permitted to invest in certain tobacco-related securities. As a result, the fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

The fund may invest in the securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable social, political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Gains or losses involving some futures, options, and other derivatives may be substantial — in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

The fund’s share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general, funds that have higher potential income have higher potential loss.

Basics of Fixed-Income Investing

Debt Securities

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security’s issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

•	determining which debt securities help a fund meet its maturity requirements
•	identifying debt securities that satisfy a fund’s credit quality standards
•	evaluating current economic conditions and assessing the risk of inflation
•	evaluating special features of the debt securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security’s maturity date is called the remaining maturity. The longer a debt security’s remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund’s individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

	Amount of Security Owned	Percent of Portfolio	Remaining Maturity	Weighted Maturity
Debt Security A	$100,000	25%	4 years	1 year
Debt Security B	$300,000	75%	12 years	9 years
Weighted Average Maturity				10 years

Types of Risk

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund’s performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity	Current Price	Price After 1% Increase	Change in Price
1 year	$100.00	$99.06	-0.94%
3 years	$100.00	$97.38	-2.62%
10 years	$100.00	$93.20	-6.80%
30 years	$100.00	$88.69	-11.31%

Credit Risk

Credit risk is the risk that an obligation won’t be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security’s credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren’t the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about the fund’s operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended March 31, 2009	Institutional Class
NT Diversified Bond	0.42%

Effective August 1, 2009, the advisor waived 0.049% of the fund’s management fee. The advisor expects this fee waiver to continue for one year and cannot terminate it without consulting the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated September 30, 2008.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. The fund’s other portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

Robert V. Gahagan (Macro Strategy Team Representative)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1983. He became a portfolio manager in 1991. He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.

Alejandro H. Aguilar

Mr. Aguilar, Vice President and Senior Portfolio Manager, joined American Century Investments in 2003. He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics from the University of California – Berkeley and an MBA from the University of Michigan. He is a CFA charterholder.

Jeffrey L. Houston

Mr. Houston, Vice President and Senior Portfolio Manager, joined American Century Investments in 1990. He became a portfolio manager in 1994. He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in history and political science from the University of Delaware and a master's degree of public administration from Syracuse University. He is a CFA charterholder.

Brian Howell

Mr. Howell, Vice President and Senior Portfolio Manager, joined American Century Investments in 1987. He became a portfolio manager in 1996. He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in mathematics/statistics and an MBA from the University of California – Berkeley.

G. David MacEwen (Macro Strategy Team Representative)

Mr. MacEwen, Chief Investment Officer – Fixed Income, joined American Century Investments in 1991 as a portfolio manager. He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing with American Century Investments

Purchase of Fund Shares

The fund is available for purchase only by certain funds of funds advised by American Century Investments. Transactions involving fund shares are effected using systems and procedures internal to American Century Investments.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

▶	A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions from realized capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

▶	Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Unless applicable tax provisions are extended, all distributions of income will be taxed at ordinary income tax rates beginning in 2011.

▶	Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

If the fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

NT Diversified Bond Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.56	$10.19	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.43	0.49	0.44
Net Realized and Unrealized Gain (Loss)	(0.10)	0.43	0.24
Total From Investment Operations	0.33	0.92	0.68
Distributions
From Net Investment Income	(0.47)	(0.49)	(0.44)
From Net Realized Gains	(0.30)	(0.06)	(0.05)
Total Distributions	(0.77)	(0.55)	(0.49)
Net Asset Value, End of Period	$10.12	$10.56	$10.19

Total Return(3)	3.36%	9.32%	6.96%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.42%	0.42%	0.42%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.17%	4.82%	4.95%(4)
Portfolio Turnover Rate	299%	246%	308%
Net Assets, End of Period (in thousands)	$253,411	$162,119	$113,454

1	May 12, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

4	Annualized.

Notes

Notes

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI and annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the address or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code	Newspaper Listing
NT Diversified Bond Fund
Institutional Class	452	NTDivBnd

Investment Company Act File No. 811-7822

American Century Investments
americancentury.com

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

CL-PRS-65645   0908

August 1, 2009

American Century Investments Prospectus

Short Duration Fund Investor Class (ACSNX) Institutional Class (ACSUX) A Class (ACSQX) B Class (ACSJX) C Class (ACSKX) R Class (ACSPX)

       The Securities and Exchange
       Commission has not approved
       or disapproved these securities
       or passed upon the adequacy
       of this prospectus. Any
       representation to the contrary
       is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Investments, Risks and Performance	3
Portfolio Management	6
Purchase and Sale of Fund Shares	6
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7
Objectives, Strategies and Risks	8
Management	11
Investing Directly with American Century Investments	14
Investing Through a Financial Intermediary	17
Additional Policies Affecting Your Investment	22
Share Price and Distributions	27
Taxes	29
Multiple Class Information	31
Financial Highlights	33

©2009 American Century Proprietary Holdings, Inc. All rights reserved

Fund Summary

Investment Objective

The fund seeks to maximize total return. As a secondary objective, the fund seeks a high level of income.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 18 of the fund’s prospectus and Sales Charges on page 66 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for A and C Class shares)	None	None	None(1)	5.00%	1.00%	None
Maximum Account Maintenance Fee	$25(2)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	B	C	R
Management Fee	0.62%	0.42%	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.62%	0.42%	0.87%	1.62%	1.62%	1.12%

1	Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

2	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that youinvest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$63	$199	$346	$775
Institutional Class	$43	$135	$236	$530
A Class	$312	$497	$697	$1,274
B Class	$565	$812	$982	$1,720
B Class (if shares are not redeemed)	$165	$512	$882	$1,720
C Class	$165	$512	$882	$1,920
R Class	$114	$357	$618	$1,363

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Investments, Risks and Performance

The fund invests at least 65% of its assets in investment-grade, non-money market debt securities.An investment-grade security is one that has been rated by a nationally recognized statistical rating organization in its top four credit quality categories or determined by the advisor to be of comparable credit quality. Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

To round out the portfolio, the fund may invest up to 35% of its assets in high-yield and/or emerging markets debt securities. A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

No more than 10% of the fund’s assets may be invested in non-dollar denominated debt securities.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objectives.

The weighted average duration of the fund’s portfolio must be three years or shorter.Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.

The fund’s principal risks include

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for Short Duration than for funds that have a shorter-weighted average duration, such as money market funds.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk – The fund may invest in foreign securities, which are generally riskier and more volatile than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (1Q 2008): 2.32%.

Lowest Performance Quarter (2Q 2008): -0.07%

As of June 30, 2009, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 2.56%.

For the calendar year ended December 31, 2008	1 year	Since Inception	Inception Date
Investor Class Return Before Taxes	5.50%	5.63%	11/30/06
Return After Taxes on Distributions	3.90%	4.02%	11/30/06
Return After Taxes on Distributions and Sale of Fund Shares	3.62%	3.87%	11/30/06
Institutional Class Return Before Taxes	5.71%	5.84%	11/30/06
A Class Return Before Taxes	2.90%	4.23%	11/30/06
B Class Return Before Taxes	0.35%	3.16%	11/30/06
C Class Return Before Taxes	4.45%	4.59%	11/30/06
R Class Return Before Taxes	4.97%	5.11%	11/30/06
Citigroup Government/Corporate 1- to 3-Year Index (reflects no deduction for fees, expenses or taxes)	5.03%	5.72%	11/30/06

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1983.

Alejandro H. Aguilar, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 2003.

Jeffrey L. Houston, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1990.

James E. Platz, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2007, and has served on teams managing fixed-income investments since joining the advisor in 2003.

G. David MacEwen, Chief Investment Officer – Fixed Income, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor since 1991.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations). Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers
and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What are the fund’s investment objectives?

The fund seeks to maximize total return. As a secondary objective, the fund seeks a high level of income.

How does the fund pursue its investment objectives?

The fund invests at least 65% of its assets in investment-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

To round out the portfolio, the fund may invest up to 35% of its assets in high-yield and/or emerging markets debt securities. A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In determining an issuer’s location, the portfolio managers may consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

No more than 10% of the fund’s assets may be invested in non-dollar denominated debt securities.

The weighted average duration of the fund’s portfolio must be three years or shorter. Duration, which is an indication of the relative sensitivity of a security’s market value to changes in interest rates, is based upon the aggregate of the present value of all principal and interest payments to be received, discounted at the current market rate of interest and expressed in years. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. For example, if the weighted average duration of the fund’s portfolio is two years, a 2% change in the value of the fund’s portfolio would be expected for every 1% (100 basis points) change in interest rates.

Because the fund will own many debt securities, the portfolio managers calculate the average of the remaining durations of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund’s individual holdings and is called the weighted average duration. The following chart shows how portfolio managers would calculate the weighted average duration for the fund if it owned only two debt securities.

	Amount of Security Owned	Percent of Portfolio	Remaining Duration	Weighted Duration
Debt Security A	$100,000	25%	4 years	1 year
Debt Security B	$300,000	75%	12 years	9 years
Weighted Average Duration				10 years

Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity. Further, the weighted average duration of a portfolio will change in response to a change in interest rates, whereas weighted average maturity may not. Duration is generally shorter than remaining time to final maturity because it gives weight to periodic interest payments, as well as the payment of principal at maturity. Due to factors other than interest rate changes that affect the price of a specific security, there generally is not an exact correlation between the price volatility of a security indicated by duration and the actual price volatility of a security.

During periods of rising interest rates, the portfolio managers may shorten the portfolio’s duration in order to reduce the effect of bond price declines on the fund’s value. When interest rates are falling and bond prices are rising, they may lengthen the portfolio’s duration, within the three year duration limit.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objectives.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its objectives.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

When interest rates change, the fund’s share value will be affected. Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for Short Duration than for funds that have shorter-weighted average durations, such as money market funds.

Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

Most of the securities purchased by the fund are quality debt securities at the time of purchase. The fund, however, may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB), and up to 35% of its assets in high-yield debt securities, which are rated in the fifth category (e.g., BB) or below. As a result, the fund may have increased credit risk. Although their securities are considered investment-grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of securities rated BB or below (and securities of similar quality) are even more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality debt securities to default on its obligation to pay the interest and principal due under its securities.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally even less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

The fund may invest in the securities of foreign companies, which are generally riskier and more volatile than U.S. securities. As a result, the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses.  In addition, foreign securities can have reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.  For these and other reasons, securities of foreign companies are often more volatile and less liquid than those of U.S. issuers.

In addition, investments in foreign countries are subject to currency risk, meaning that because a portion of the fund’s investments may be denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Gains or losses involving some futures, options, and other derivatives may be substantial – in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund’s share value will fluctuate, and at any given time your shares may be worth less than the price you paid for them. As a result, it is possible to lose money by investing in the fund. In general, funds that have higher potential income have higher potential loss.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about the fund’s operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended March 31, 2009	Investor Class	Institutional Class	A Class	B Class	C Class	R Class
Short Duration	0.62%	0.42%	0.62%	0.62%	0.62%	0.62%

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated September 30, 2008.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. The fund’s other portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

Robert V. Gahagan (Macro Strategy Team Representative)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1983.  He became a portfolio manager in 1991.  He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.

Alejandro H. Aguilar

Mr. Aguilar, Vice President and Senior Portfolio Manager, joined American Century Investments in 2003.  He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor.  He has a bachelor’s degree in economics from the University of California – Berkeley and an MBA from the University of Michigan. He is a CFA charterholder.

Jeffrey L. Houston

Mr. Houston, Vice President and Senior Portfolio Manager, joined American Century Investments in 1990.  He became a portfolio manager in 1994.  He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in history and political science from the University of Delaware and a master's degree of public administration from Syracuse University. He is a CFA charterholder.

James E. Platz

Mr. Platz, Vice President and Senior Portfolio Manager, joined American Century Investments in 2003 as a portfolio manager.  He has shared primary responsibility for the management of the fund since 2007, and has served on teams managing fixed-income investments since joining the advisor. He received a bachelor’s degree in history and political economies of industrial societies from the University of California – Berkeley, and an MBA from the University of Southern California. He is a CFA charterholder.

G. David MacEwen (Macro Strategy Team Representative)

Mr. MacEwen, Chief Investment Officer – Fixed Income, joined American Century Investments in 1991 as a portfolio manager. He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor.  He has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond fund, in an American Century Investments account (i.e., not a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

▶
Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.
•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday, 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200  —  Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The fund’s A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund’s A, B and C Classes are intended for persons purchasing shares through financial intermediaries that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

▶	Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following table provides a summary description of these classes.

A Class	B Class
Initial sales charge(1)	No initial sales charge
Generally no contingent deferred sales charge(2)	Contingent deferred sales charge on redemptions within six years
12b-1 fee of 0.25%	12b-1 fee of 1.00%
No conversion feature	Convert to A Class shares eight years after purchase
Generally more appropriate for long-term investors	Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $50,000; generally offered through financial intermediaries(3)
C Class	R Class
No initial sales charge	No initial sales charge
Contingent deferred sales charge on redemptions within 12 months	No contingent deferred sales charge
12b-1 fee of 1.00%	12b-1 fee of 0.50%
No conversion feature	No conversion feature
Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $1,000,000; generally more appropriate for short-term investors	Generally offered through employer- sponsored retirement plans(4)

1	The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

2	A contingent deferred sales charge (CDSC) of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

3	This class is not available for new employer-sponsored retirement plan accounts.

4
The R Class is only available for certain employer-sponsored retirement plans. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided, however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Amount paid to Financial Professional as a % of Offering Price
Up to $99,999	2.25%	2.30%	2.00%
$100,000 - $249,999	1.75%	1.78%	1.50%
$250,000 - $499,999	1.50%	1.52%	1.25%
$500,000 - $999,999	1.25%	1.27%	1.00%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%(1)
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%(1)
$10,000,000 or more	0.00%	0.00%	0.25%(1)

1
For purchases over $1,000,000 by employer-sponsored retirement plans, no upfront amount will be paid to financial professionals. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs, except that investors in such plans established prior to March 1, 2009, that previously received sales charge waivers may make additional purchases without the initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•	Certain other investors as deemed appropriate by American Century Investments

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemption During	CDSC as a % of Original Purchase Price
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century Investments generally limits purchases of B Class shares to investors whose aggregate investments in American Century Investments funds are less than $50,000.  However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21).  Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21).  Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually:
¡ 12% of the original purchase cost for B Class shares
¡ 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59 1⁄2 for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70 1⁄2
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no broker was compensated for the sale

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund’s transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund’s Investor Class shares also are available for purchase directly from American Century Investments by:

•
shareholders who held any account directly with American Century Investments as of September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

•	current or retired employees of American Century Investments and their immediate family members, and trustees of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000(1)
Employer-sponsored retirement plans(2)	No minimum

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemptions

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

▶	A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions from realized capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

▶	Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

The tax consequences of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Unless applicable tax provisions are extended, all distributions of income will be taxed at ordinary income tax rates beginning in 2011.

▶	Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

If the fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The fund offers the following classes of shares: Investor Class, Institutional Class, A Class, B Class, C Class and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets.  Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan.  The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

Short Duration Fund

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.26	$10.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.29	0.45	0.15
Net Realized and Unrealized Gain (Loss)	0.14	0.25	—(3)
Total From Investment Operations	0.43	0.70	0.15
Distributions
From Net Investment Income	(0.35)	(0.44)	(0.15)
From Net Realized Gains	(0.08)	—	—
Total Distributions	(0.43)	(0.44)	(0.15)
Net Asset Value, End of Period	$10.26	$10.26	$10.00

Total Return(4)	4.29%	7.17%	1.46%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.62%	0.62%	0.62%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.90%	4.42%	4.48%(5)
Portfolio Turnover Rate	182%	113%	157%
Net Assets, End of Period (in thousands)	$14,083	$2,301	$1,700

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

5	Annualized.

Short Duration Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.26	$10.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.37	0.47	0.15
Net Realized and Unrealized Gain (Loss)	0.08	0.25	—(3)
Total From Investment Operations	0.45	0.72	0.15
Distributions
From Net Investment Income	(0.37)	(0.46)	(0.15)
From Net Realized Gains	(0.08)	—	—
Total Distributions	(0.45)	(0.46)	(0.15)
Net Asset Value, End of Period	$10.26	$10.26	$10.00

Total Return(4)	4.49%	7.38%	1.52%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.42%	0.42%	0.42%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.10%	4.62%	4.68%(5)
Portfolio Turnover Rate	182%	113%	157%
Net Assets, End of Period (in thousands)	$84	$1,818	$1,693

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

5	Annualized.

Short Duration Fund

A Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.26	$10.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.26	0.42	0.14
Net Realized and Unrealized Gain (Loss)	0.15	0.25	—(3)
Total From Investment Operations	0.41	0.67	0.14
Distributions
From Net Investment Income	(0.33)	(0.41)	(0.14)
From Net Realized Gains	(0.08)	—	—
Total Distributions	(0.41)	(0.41)	(0.14)
Net Asset Value, End of Period	$10.26	$10.26	$10.00

Total Return(4)	4.03%	6.91%	1.37%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.87%	0.87%	0.87%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.65%	4.17%	4.23%(5)
Portfolio Turnover Rate	182%	113%	157%
Net Assets, End of Period (in thousands)	$61,314	$4,559	$1,690

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

5	Annualized.

Short Duration Fund

B Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.26	$10.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.27	0.35	0.11
Net Realized and Unrealized Gain (Loss)	0.06	0.25	—(3)
Total From Investment Operations	0.33	0.60	0.11
Distributions
From Net Investment Income	(0.25)	(0.34)	(0.11)
From Net Realized Gains	(0.08)	—	—
Total Distributions	(0.33)	(0.34)	(0.11)
Net Asset Value, End of Period	$10.26	$10.26	$10.00

Total Return(4)	3.25%	6.11%	1.13%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.62%	1.62%	1.62%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.90%	3.42%	3.48%(5)
Portfolio Turnover Rate	182%	113%	157%
Net Assets, End of Period (in thousands)	$1,075	$1,834	$1,686

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

5	Annualized.

Short Duration Fund

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.26	$10.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.21	0.34	0.11
Net Realized and Unrealized Gain (Loss)	0.12	0.26	—(3)
Total From Investment Operations	0.33	0.60	0.11
Distributions
From Net Investment Income	(0.25)	(0.34)	(0.11)
From Net Realized Gains	(0.08)	—	—
Total Distributions	(0.33)	(0.34)	(0.11)
Net Asset Value, End of Period	$10.26	$10.26	$10.00

Total Return(4)	3.25%	6.11%	1.13%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.62%	1.62%	1.62%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.90%	3.42%	3.48%(5)
Portfolio Turnover Rate	182%	113%	157%
Net Assets, End of Period (in thousands)	$10,042	$3,006	$1,686

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

5	Annualized.

Short Duration Fund

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.26	$10.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.33	0.40	0.13
Net Realized and Unrealized Gain (Loss)	0.05	0.25	—(3)
Total From Investment Operations	0.38	0.65	0.13
Distributions
From Net Investment Income	(0.30)	(0.39)	(0.13)
From Net Realized Gains	(0.08)	—	—
Total Distributions	(0.38)	(0.39)	(0.13)
Net Asset Value, End of Period	$10.26	$10.26	$10.00

Total Return(4)	3.77%	6.64%	1.29%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.12%	1.12%	1.12%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.40%	3.92%	3.98%(5)
Portfolio Turnover Rate	182%	113%	157%
Net Assets, End of Period (in thousands)	$61	$1,801	$1,689

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

5	Annualized.

Notes

Notes

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI and annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room, Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code
Short Duration Fund
Investor Class	959
Institutional Class	859
A Class	159
B Class	359
C Class	459
R Class	259

Investment Company Act File No. 811-7822

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-65650   0908

August 1, 2009

American Century Investments Prospectus

Core Plus Fund Investor Class (ACCNX) Institutional Class (ACCUX) A Class (ACCQX) B Class (ACCJX) C Class (ACCKX) R Class (ACCPX)

       The Securities and Exchange
       Commission has not approved
       or disapproved these securities
       or passed upon the adequacy
       of this prospectus.  Any
       representation to the contrary
       is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Investments, Risks and Performance	3
Portfolio Management	6
Purchase and Sale of Fund Shares	6
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7
Objectives, Strategies and Risks	8
Basics of Fixed-Income Investing	11
Management	13
Investing Directly with American Century Investments	15
Investing Through a Financial Intermediary	18
Additional Policies Affecting Your Investment	23
Share Price and Distributions	28
Taxes	30
Multiple Class Information	32
Financial Highlights	34

©2009 American Century Proprietary Holdings, Inc. All rights reserved

Fund Summary

Investment Objective

The fund seeks to maximize total return. As a secondary objective, the fund seeks a high level of income.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 19 of the fund’s prospectus and Sales Charges on page 66 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for A and C Class shares)	None	None	None(1)	5.00%	1.00%	None
Maximum Account Maintenance Fee	$25(2)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	B	C	R
Management Fee	0.67%	0.47%	0.67%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.67%	0.47%	0.92%	1.67%	1.67%	1.17%

1	Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

2	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that youinvest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$69	$215	$374	$835
Institutional Class	$48	$151	$264	$592
A Class	$540	$731	$937	$1,531
B Class	$570	$827	$1,008	$1,775
B Class (if shares are not redeemed)	$170	$527	$908	$1,775
C Class	$170	$527	$908	$1,974
R Class	$119	$372	$644	$1,420

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 255% of the average value of its portfolio.

Investments, Risks and Performance

The fund invests at least 65% of its assets in investment-grade, non-money market debt securities. An investment-grade security is one that has been rated by a nationally recognized statistical rating organization in its top four credit quality categories or determined by the advisor to be of comparable credit quality. Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

To round out the portfolio, the fund may invest up to 35% of its assets in high-yield and/or emerging markets debt securities. A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

No more than 10% of the fund’s assets may be invested in non-dollar denominated debt securities. The weighted average maturity of the fund’s portfolio must be 3 1⁄2 years or longer.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objectives.

The fund’s principal risks include

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for Core Plus than for funds that have a shorter-weighted average maturity, such as money market funds and short-term bond funds.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s price.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk – The fund may invest in foreign securities, which are generally riskier and more volatile than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (1Q 2008): 3.70%

Lowest Performance Quarter (2Q 2008): -1.22%

As of June 30, 2009, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.92%.

For the calendar year ended December 31, 2008	1 year	Since Inception	Inception Date
Investor Class Return Before Taxes	5.67%	6.09%	11/30/06
Return After Taxes on Distributions	3.36%	4.14%	11/30/06
Return After Taxes on Distributions and Sale of Fund Shares	3.98%	4.12%	11/30/06
Institutional Class Return Before Taxes	5.89%	6.30%	11/30/06
A Class Return Before Taxes	0.68%	3.53%	11/30/06
B Class Return Before Taxes	0.63%	3.67%	11/30/06
C Class Return Before Taxes	4.63%	5.04%	11/30/06
R Class Return Before Taxes	5.15%	5.57%	11/30/06
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	7.02%	6.52%	11/30/06

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1983.

Alejandro H. Aguilar, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 2003.

Jeffrey L. Houston, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1990.

Brian Howell, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1987.

G. David MacEwen, Chief Investment Officer – Fixed Income, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor since 1991.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).  Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount.  The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers
and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What are the fund’s investment objectives?

The fund seeks to maximize total return. As a secondary objective, the fund seeks a high level of income.

How does the fund pursue its investment objectives?

The fund invests at least 65% of its assets in investment-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

To round out the portfolio, the fund may invest up to 35% of its assets in high-yield and/or emerging markets debt securities. A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In determining an issuer’s location, the portfolio managers may consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

No more than 10% of the fund’s assets may be invested in non-dollar denominated debt securities.

The weighted average maturity of the fund’s portfolio must be 3 1⁄2 years or longer. Within this maturity limit, the portfolio managers may shorten the portfolio’s maturity during periods of rising interest rates in order to reduce the effect of bond price declines on the fund’s value. When interest rates are falling and bond prices are rising, they may lengthen the portfolio’s maturity.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objectives.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its objectives.

For more information about the fund’s credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 11.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

When interest rates change, the fund’s share value will be affected. Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for Core Plus than for funds that have shorter-weighted average maturities, such as money market and short-term bond funds. See the discussion on page 11 for more information about the effects of changing interest rates on the fund’s portfolio.

Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

Most of the securities purchased by the fund are quality debt securities at the time of purchase. The fund, however, may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB), and up to 35% of its assets in high-yield debt securities, which are rated in the fifth category (e.g., BB) or below. As a result, the fund may have increased credit risk. Although their securities are considered investment-grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of securities rated BB or below (and securities of similar quality) are even more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality debt securities to default on its obligation to pay the interest and principal due under its securities.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s price. The market for lower-quality debt securities is generally even less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

The fund may invest in the securities of foreign companies, which are generally riskier and more volatile than U.S. securities. As a result, the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses.  In addition, foreign securities can have reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.  For these and other reasons, securities of foreign companies are often more volatile and less liquid than those of U.S. issuers.

In addition, investments in foreign countries are subject to currency risk, meaning that because a portion of the fund’s investments may be denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Gains or losses involving some futures, options, and other derivatives may be substantial – in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund’s share value will fluctuate, and at any given time your shares may be worth less than the price you paid for them. As a result, it is possible to lose money by investing in the fund. In general, funds that have higher potential income have higher potential loss.

Basics of Fixed-Income Investing

Debt Securities

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security’s issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

•	determining which debt securities help a fund meet its maturity requirements
•	identifying debt securities that satisfy a fund’s credit quality standards
•	evaluating current economic conditions and assessing the risk of inflation
•	evaluating special features of the debt securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security’s maturity date is called the remaining maturity. The longer a debt security’s remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund’s individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

	Amount of Security Owned	Percent of Portfolio	Remaining Maturity	Weighted Maturity
Debt Security A	$100,000	25%	4 years	1 year
Debt Security B	$300,000	75%	12 years	9 years
Weighted Average Maturity				10 years

Types of Risk

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund’s performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity	Current Price	Price After 1% Increase	Change in Price
1 year	$100.00	$99.06	-0.94%
3 years	$100.00	$97.38	-2.62%
10 years	$100.00	$93.20	-6.80%
30 years	$100.00	$88.69	-11.31%

Credit Risk

Credit risk is the risk that an obligation won’t be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security’s credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren’t the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about the fund’s operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than three-fourths of the trustees are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended March 31, 2009	Investor Class	Institutional Class	A Class	B Class	C Class	R Class
Core Plus	0.67%	0.47%	0.67%	0.67%	0.67%	0.67%

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated September 30, 2008.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. The fund’s other portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

Robert V. Gahagan (Macro Strategy Team Representative)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1983.  He became a portfolio manager in 1991.  He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.

Alejandro H. Aguilar

Mr. Aguilar, Vice President and Senior Portfolio Manager, joined American Century Investments in 2003.  He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics from the University of California – Berkeley and an MBA from the University of Michigan. He is a CFA charterholder.

Jeffrey L. Houston

Mr. Houston, Vice President and Senior Portfolio Manager, joined American Century Investments in 1990. He became a portfolio manager in 1994.  He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in history and political science from the University of Delaware and a master's degree of public administration from Syracuse University. He is a CFA charterholder.

Brian Howell

Mr. Howell, Vice President and Senior Portfolio Manager, joined American Century Investments in 1987. He became a portfolio manager in 1996.  He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in mathematics/statistics and an MBA from the University of California – Berkeley.

G. David MacEwen (Macro Strategy Team Representative)

Mr. MacEwen, Chief Investment Officer – Fixed Income, joined American Century Investments in 1991 as a portfolio manager. He has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond fund, in an American Century Investments account (i.e., not a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

▶
Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments’ bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday, 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200  —  Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The fund’s A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund’s A, B and C Classes are intended for persons purchasing shares through financial intermediaries that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

▶	Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following table provides a summary description of these classes.

A Class	B Class
Initial sales charge(1)	No initial sales charge
Generally no contingent deferred sales charge(2)	Contingent deferred sales charge on redemptions within six years
12b-1 fee of 0.25%	12b-1 fee of 1.00%
No conversion feature	Convert to A Class shares eight years after purchase
Generally more appropriate for long-term investors	Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $50,000; generally offered through financial intermediaries(3)

C Class	R Class
No initial sales charge	No initial sales charge
Contingent deferred sales charge on redemptions within 12 months	No contingent deferred sales charge
12b-1 fee of 1.00%	12b-1 fee of 0.50%
No conversion feature	No conversion feature
Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $1,000,000; generally more appropriate for short-term investors	Generally offered through employer- sponsored retirement plans(4)

1	The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

2	A contingent deferred sales charge (CDSC) of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

3	This class is not available for new employer-sponsored retirement plan accounts.

4
The R Class is only available for certain employer-sponsored retirement plans.  R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided, however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Amount paid to Financial Professional as a % of Offering Price
Up to $99,999	4.50%	4.71%	4.00%
$100,000 - $249,999	3.50%	3.63%	3.00%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%(1)
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%(1)
$10,000,000 or more	0.00%	0.00%	0.25%(1)

1
For purchases over $1,000,000 by employer-sponsored retirement plans, no upfront amount will be paid to financial professionals. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs, except that investors in such plans established prior to March 1, 2009, that previously received sales charge waivers may make additional purchases without the initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•	Certain other investors as deemed appropriate by American Century Investments

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemption During	CDSC as a % of Original Purchase Price
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century Investments generally limits purchases of B Class shares to investors whose aggregate investments in American Century Investments funds are less than $50,000.  However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21).  Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually:
¡ 12% of the original purchase cost for B Class shares
¡ 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59 1⁄2 for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70 1⁄2
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no broker was compensated for the sale

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund’s transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund’s Investor Class shares also are available for purchase directly from American Century Investments by:

•
shareholders who held any account directly with American Century Investments as of September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

•	current or retired employees of American Century Investments and their immediate family members, and trustees of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,000(1)
Employer-sponsored retirement plans(2)	No minimum

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemptions

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

▶	A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions from realized capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

▶	Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

The tax consequences of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Unless applicable tax provisions are extended, all distributions of income will be taxed at ordinary income tax rates beginning in 2011.

▶	Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

If the fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The fund offers the following classes of shares: Investor Class, Institutional Class, A Class, B Class, C Class and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee.  Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets.  Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan.  The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Class and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s annual report, which is available upon request.

Core Plus Fund

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$9.96	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.43	0.45	0.14
Net Realized and Unrealized Gain (Loss)	(0.12)	0.51	(0.03)
Total From Investment Operations	0.31	0.96	0.11
Distributions
From Net Investment Income	(0.50)	(0.44)	(0.15)
From Net Realized Gains	(0.22)	—	—
Total Distributions	(0.72)	(0.44)	(0.15)
Net Asset Value, End of Period	$10.07	$10.48	$9.96

Total Return(3)	3.28%	9.88%	1.04%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.67%	0.67%	0.67%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.17%	4.46%	4.44%(4)
Portfolio Turnover Rate	255%	232%	133%
Net Assets, End of Period (in thousands)	$7,555	$5,830	$4,211

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Core Plus Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$9.96	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.45	0.47	0.15
Net Realized and Unrealized Gain (Loss)	(0.12)	0.51	(0.04)
Total From Investment Operations	0.33	0.98	0.11
Distributions
From Net Investment Income	(0.52)	(0.46)	(0.15)
From Net Realized Gains	(0.22)	—	—
Total Distributions	(0.74)	(0.46)	(0.15)
Net Asset Value, End of Period	$10.07	$10.48	$9.96

Total Return(3)	3.48%	10.10%	1.11%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.47%	0.47%	0.47%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.37%	4.66%	4.64%(4)
Portfolio Turnover Rate	255%	232%	133%
Net Assets, End of Period (in thousands)	$4,802	$4,638	$4,214

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Core Plus Fund

A Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$9.96	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.39	0.42	0.14
Net Realized and Unrealized Gain (Loss)	(0.10)	0.51	(0.04)
Total From Investment Operations	0.29	0.93	0.10
Distributions
From Net Investment Income	(0.48)	(0.41)	(0.14)
From Net Realized Gains	(0.22)	—	—
Total Distributions	(0.70)	(0.41)	(0.14)
Net Asset Value, End of Period	$10.07	$10.48	$9.96

Total Return(3)	3.02%	9.61%	0.96%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.92%	0.92%	0.92%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.92%	4.21%	4.19%(4)
Portfolio Turnover Rate	255%	232%	133%
Net Assets, End of Period (in thousands)	$25,863	$6,415	$4,207

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Core Plus Fund

B Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$9.96	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.33	0.35	0.11
Net Realized and Unrealized Gain (Loss)	(0.12)	0.51	(0.04)
Total From Investment Operations	0.21	0.86	0.07
Distributions
From Net Investment Income	(0.40)	(0.34)	(0.11)
From Net Realized Gains	(0.22)	—	—
Total Distributions	(0.62)	(0.34)	(0.11)
Net Asset Value, End of Period	$10.07	$10.48	$9.96

Total Return(3)	2.25%	8.80%	0.71%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.67%	1.67%	1.67%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.17%	3.46%	3.44%(4)
Portfolio Turnover Rate	255%	232%	133%
Net Assets, End of Period (in thousands)	$1,926	$4,614	$4,197

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Core Plus Fund

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$9.96	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.32	0.35	0.11
Net Realized and Unrealized Gain (Loss)	(0.11)	0.51	(0.04)
Total From Investment Operations	0.21	0.86	0.07
Distributions
From Net Investment Income	(0.40)	(0.34)	(0.11)
From Net Realized Gains	(0.22)	—	—
Total Distributions	(0.62)	(0.34)	(0.11)
Net Asset Value, End of Period	$10.07	$10.48	$9.96

Total Return(3)	2.25%	8.80%	0.71%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.67%	1.67%	1.67%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.17%	3.46%	3.44%(4)
Portfolio Turnover Rate	255%	232%	133%
Net Assets, End of Period (in thousands)	$10,080	$6,074	$4,197

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Core Plus Fund

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009	2008	2007(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.48	$9.96	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.38	0.40	0.13
Net Realized and Unrealized Gain (Loss)	(0.12)	0.51	(0.04)
Total From Investment Operations	0.26	0.91	0.09
Distributions
From Net Investment Income	(0.45)	(0.39)	(0.13)
From Net Realized Gains	(0.22)	—	—
Total Distributions	(0.67)	(0.39)	(0.13)
Net Asset Value, End of Period	$10.07	$10.48	$9.96

Total Return(3)	2.76%	9.34%	0.88%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.17%	1.17%	1.17%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.67%	3.96%	3.94%(4)
Portfolio Turnover Rate	255%	232%	133%
Net Assets, End of Period (in thousands)	$2,699	$4,595	$4,204

1	November 30, 2006 (fund inception) through March 31, 2007.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

4	Annualized.

Notes

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund’s investments and the market conditions and investment strategies that significantly affected the fund’s performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI and annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.
Fund Reference	Fund Code
Core Plus Fund
Investor Class	958
Institutional Class	858
A Class	158
B Class	358
C Class	458
R Class	258

Investment Company Act File No. 811-7822

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-65643   0908

August 1, 2009 American Century Investments Statement of Additional Information American Century Investment Trust

Core Plus Fund
Investor Class (ACCNX)
Institutional Class (ACCUX)
A Class (ACCQX)
B Class (ACCJX)
C Class (ACCKX)
R Class (ACCPX)

Diversified Bond Fund
Investor Class (ADFIX)
Institutional Class (ACBPX)
A Class (ADFAX)
B Class (CDBBX)
C Class (CDBCX)
R Class (ADVRX)

High-Yield Fund
Investor Class (ABHIX)
Institutional Class (ACYIX)
A Class (AHYVX)
B Class (ACYBX)
C Class (AHDCX)
R Class (AHYRX)

Inflation Protection Bond Fund
Investor Class (APOIX)
Institutional Class (APISX)
A Class (APOAX)
B Class (APOBX)
C Class (APOCX)
R Class (APORX)
NT Diversified Bond Fund
Institutional Class (ACLDX)

Premium Money Market Fund
Investor Class (TCRXX)

Prime Money Market Fund
Investor Class (BPRXX)
A Class (ACAXX)
B Class (BPMXX)
C Class (ARCXX)

Short Duration Fund
Investor Class (ACSNX)
Institutional Class (ACSUX)
A Class (ACSQX)
B Class (ACSJX)
C Class (ACSKX)
R Class (ACSPX)

This statement of additional information adds to the discussion in the funds’ prospectuses dated
August 1, 2009, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century Investments’ Web site at americancentury.com.

This statement of additional information incorporates by reference certain information that appears in the funds’ annual reports, which are delivered to all investors.
You may obtain a free copy of the funds’ annual report by calling 1-800-345-2021.

©2009 American Century Proprietary Holdings, Inc. All rights reserved

The Funds’ History	2
Fund Investment Guidelines	3
Core Plus, Diversified Bond, NT Diversified Bond, and Short Duration	4
High-Yield	5
Inflation Protection Bond	6
Premium Money Market and Prime Money Market	7
Fund Investments and Risks	7
Investment Strategies and Risks	7
Investment Policies	29
Portfolio Turnover	31
Temporary Defensive Measures	32
Management	32
The Board of Trustees	35
Ownership of Fund Shares	37
Code of Ethics	38
Proxy Voting Guidelines	38
Disclosure of Portfolio Holdings	39
The Funds’ Principal Shareholders	43
Service Providers	48
Investment Advisor	48
Portfolio Managers	52
Transfer Agent and Administrator	56
Sub-Administrator	56
Distributor	56
Custodian Banks	56
Independent Registered Public Accounting Firm	57
Brokerage Allocation	57
Regular Broker-Dealers	58
Information about Fund Shares	59
Multiple Class Structure	60
Buying and Selling Fund Shares	68
Valuation of a Fund’s Securities	69
Taxes	71
Federal Income Tax	71
State and Local Taxes	72
Financial Statements	73
Explanation of Fixed-Income Securities Ratings	73

The Funds’ History

American Century Investment Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on June 16, 1993. Until January 1997, it was known as Benham Investment Trust. Throughout the statement of additional information, we refer to American Century Investment Trust as the trust.

For accounting and performance purposes, the Premium Money Market fund is the post-reorganization successor to the Premium Capital Reserve and Premium Government Reserve funds, the Diversified Bond fund is the post-reorganization successor to the Premium Bond, Intermediate-Term Bond and Bond funds and the High-Yield fund is the post-reorganization successor to the old High-Yield fund.

Each fund described in this statement of additional information is a separate series of the trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund/Class	Ticker Symbol	Inception Date
Core Plus Fund
Investor Class	ACCNX	11/30/2006
Institutional Class	ACCUX	11/30/2006
A Class	ACCQX	11/30/2006
B Class	ACCJX	11/30/2006
C Class	ACCKX	11/30/2006
R Class	ACCPX	11/30/2006
Diversified Bond Fund
Investor Class	ADFIX	12/02/2001
Institutional Class	ACBPX	04/01/1993
A Class	ADFAX	12/02/2001
B Class	CDBBX	01/31/2003
C Class	CDBCX	01/31/2003
R Class	ADVRX	07/29/2005
High-Yield Fund
Investor Class	ABHIX	09/30/1997
Institutional Class	ACYIX	08/02/2004
A Class	AHYVX	03/08/2002
B Class	ACYBX	01/31/2003
C Class	AHDCX	12/10/2001
R Class	AHYRX	07/29/2005

Fund/Class	Ticker Symbol	Inception Date
Inflation Protection Bond Fund
Investor Class	APOIX	05/31/2005
Institutional Class	APISX	05/31/2005
A Class	APOAX	05/31/2005
B Class	APOBX	05/31/2005
C Class	APOCX	05/31/2005
R Class	APORX	05/31/2005
NT Diversified Bond Fund
Institutional Class	ACLDX	05/12/2006
Premium Money Market Fund
Investor Class	TCRXX	04/01/1993
Prime Money Market Fund
Investor Class	BPRXX	11/17/1993
A Class	ACAXX	08/28/1998
B Class	BPMXX	01/31/2003
C Class	ARCXX	05/07/2002
Short Duration Fund
Investor Class	ACSNX	11/30/2006
Institutional Class	ACSUX	11/30/2006
A Class	ACSQX	11/30/2006
B Class	ACSJX	11/30/2006
C Class	ACSKX	11/30/2006
R Class	ACSPX	11/30/2006

Fund Investment Guidelines

This section explains the extent to which the funds’ advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 7. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectuses.

Core Plus, Diversified Bond, High-Yield, NT Diversified Bond and Short Duration are diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).

Inflation Protection Bond is a nondiversified fund. Nondiversified means that a fund may invest a greater portion of its assets in a smaller number of securities than a diversified fund. Although Inflation Protection Bond’s portfolio managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund’s methodology.

Premium Money Market and Prime Money Market operate pursuant to Rule 2a-7 under the Investment Company Act which permits the valuation of portfolio securities on the basis of amortized cost. To rely on Rule 2a-7, the funds must comply with the definition of diversified under the rule.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year:

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and
(2)
with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds’ prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. Subject to the specific limitations applicable to a fund, the fund management teams may invest the assets of each fund in varying amounts in other instruments when such a course is deemed appropriate in order to pursue a fund’s investment objective.

Core Plus, Diversified Bond, NT Diversified Bond, and Short Duration

Core Plus and Short Duration seek to maximize total return by investing in non-money market debt securities. As a secondary objective, the funds seek a high level of income. Under normal market conditions, at least 65% of the funds’ assets will be invested in investment-grade, non-money market debt securities. To round out the portfolios, the funds may each invest up to 35% of their assets in the high-yield and/or emerging market debt securities. No more than 10% of each fund’s assets can be invested in non-dollar denominated debt securities.

Diversified Bond and NT Diversified Bond seek a high level of income by investing in non-money market debt securities. Under normal market conditions, at least 80% of the funds’ assets will be invested in high- and medium-grade non-money market debt securities. Shorter-term debt securities round out these portfolios.

There are no duration or maturity restrictions on the individual securities in which the funds may invest. Short Duration, however, must have a weighted average portfolio duration of 3 years or shorter. In addition, Core Plus, Diversified Bond and NT Diversified Bond must have a weighted average portfolio maturity of 3.5 years or longer.

Subject to the aggregate portfolio duration and maturity requirements, the portfolio managers will actively manage the portfolios of each fund, adjusting the weighted average portfolio duration or weighted average portfolio maturities in response to expected changes in interest rates.

During periods of rising interest rates, shorter-weighted average portfolio duration or weighted average maturities may be adopted in order to reduce the effect of bond price declines on each fund’s net asset value. When interest rates are falling and bond prices rising, longer-weighted average portfolio duration or weighted average portfolio maturities may be adopted.

To achieve its objective, each fund may invest some or all of its assets in a diversified portfolio of high- and medium-grade debt securities payable in both U.S. and foreign currencies. Core Plus and Short Duration may additionally each invest up to 35% of its assets in non-high-grade or non-investment-grade securities, which have been rated below the four highest categories used by at least one nationally recognized statistical rating organization (e.g., BB or lower by Standard & Poor’s (S&P) or Ba or lower by Moody’s Investor Services (Moody’s)), or as determined by the investment advisor to be of similar quality. Non-investment-grade securities are subject to greater credit risk and consequently offer higher yields.

Diversified Bond and NT Diversified Bond may invest in securities that at the time of purchase have been rated by Moody’s, S&P or another nationally recognized statistical rating organization as having at least the following minimum ratings:

Type of Security	General Credit Limit	Moody’s	S&P
Short-term notes	two highest categories	MIG-2	SP-2
Corporate, sovereign and municipal bonds	five highest categories	Ba	BB
Other types	two highest categories	P-2	A-2

The funds also may invest in unrated securities if the portfolio managers determine that they are of equivalent credit quality. The funds also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with each fund’s investment objective.

Corporate, sovereign and municipal bonds that the funds may buy include securities rated in the fifth highest rating category, which are known as “medium-grade securities.” Medium-grade securities are somewhat speculative. While adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal by issuers of fourth-category-rated securities (Moody’s Baa, S&P’s BBB), this sensitivity and exposure to adverse or changing economic conditions is heightened in fifth-category-rated (Moody’s Ba, S&P’s BB) securities. Diversified Bond and NT Diversified Bond may each invest no more than 15% of its total assets in securities rated Ba or BB (or their equivalent).

The funds may invest in U.S. dollar-denominated securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Specifically, they may invest in (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States; and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government. These agencies and instrumentalities may include, but are not limited to, the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Farm Credit Banks, Federal Home Loan Banks and Resolution Funding Corporation. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

High-Yield

The fund seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. The fund invests primarily in lower-rated, higher-yielding corporate bonds, debentures and notes, which are subject to greater credit risk and consequently offer higher yield. The fund also may purchase any of the following:

•	government securities;
•	zero-coupon, step-coupon and pay-in-kind securities;
•	convertible securities;
•	loan interests;
•	common stock or other equity-related securities; and
•	short-term securities.

Up to 40% of the fund’s assets may be invested in foreign securities. The fund also may purchase and sell interest rate futures contracts and related options. See Futures and Options, page 15.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.

The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as C by Moody’s or D by S&P, or will be unrated securities that the managers deem of comparable quality. The fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield.

The fund does not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

Inflation Protection Bond

Inflation Protection Bond pursues its investment objective by investing in inflation-linked debt securities, including U.S. Treasury securities that are backed by the full faith and credit of the U.S. government and indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. Inflation-linked securities may be issued by the U.S. Treasury in the form of notes or bonds. The fund also may invest in inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U. S. Treasury. In addition, the fund may invest in inflation-linked securities issued by entities other than the U.S. Treasury or the U.S. government and its agencies and instrumentalities (including domestic and foreign corporations and foreign governments).

Inflation Protection Bond also may invest in securities that are not indexed to inflation for liquidity and total return purposes, or at any time the portfolio managers believe there is an inadequate supply of appropriate inflation-linked securities in which to invest or when such investments are required as a temporary defensive measure. Such investments may include other investment-grade debt securities, including mortgage-backed and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers. The fund may invest in securities denominated in foreign currencies or in high-yield securities. The fund also may invest in futures and options and forward currency exchange contracts. Inflation Protection Bond’s portfolio may consist of any combination of these securities consistent with investment strategies employed by the advisor. While Inflation Protection Bond seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed-principal securities.

There are no maturity or duration restrictions for the securities in which Inflation Protection Bond may invest. The U.S. Treasury has issued inflation-linked Treasury securities with five-year, 10-year, 20-year and 30-year maturities.

Inflation Protection Bond may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation.

Traditional fixed-principal notes and bonds pay a stated return or rate of interest and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of the money invested. Inflation Protection Bond is designed to serve as a vehicle to protect against this diminishing effect.

Inflation Protection Bond is designed to pursue total return using a strategy that seeks to protect against U.S. inflation. Inflation Protection Bond’s yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal, which are features of inflation-linked securities. The current income generated by Inflation Protection Bond will vary with month-to-month changes in the Consumer Price Index or other inflation index and may be substantially more or substantially less than traditional fixed-principal securities.

There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-linked securities. These risks are described in the section titled Investment Strategies and Risks on page 7. You should read that section carefully to make sure you understand the nature of Inflation Protection Bond before you invest in the fund.

Premium Money Market and Prime Money Market

The funds buy high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments, insurance companies and corporations. Some of the funds’ possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in Investment Strategies and Risks, which begins on page 7.

Issuers	Types of Obligations
Domestic and foreign financial institutions (e.g., banks, broker-dealers, insurance companies, leasing and financing corporations)	Negotiable certificates of deposit, bankers’ acceptances, bank notes, funding agreements, and commercial paper (including floating-rate securities)
Domestic and foreign nonfinancial corporations	Commercial paper and short-term corporate debt obligations (including fixed- and variable-rate notes and bonds)
U.S. government and its agencies and instrumentalities	U.S. Treasury bills, notes, bonds and U.S. government agency obligations (including floating-rate agency securities)
Foreign governments and their agencies and instrumentalities	Commercial paper and discount notes (including floating-rate agency securities)

Under normal market conditions, 25% or more of the funds’ assets are invested in obligations of issuers in the financial services industry.

All portfolio holdings are limited to those that, at the time of purchase, have received a rating from two nationally recognized statistical ratings organizations, or if rated by only one agency, from that one, in one of their two highest short-term categories (including any subcategories or gradations indicating relative standing), or if they have no short-term rating are of comparable quality to such a rated security, as determined pursuant to procedures adopted by the funds’ Board of Trustees.

Premium Money Market does not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

Fund Investments and Risks

Investment Strategies and Risks

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund’s overall risk profile.

Asset-Backed Securities (ABS)

To the extent permitted by its investment objective, each fund may invest in asset-backed securities. ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market’s perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, the financial institution providing any credit enhancement, and subordination levels.

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower’s other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although a fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

ABS are generally issued in more than one class, each with different payment terms. Multiple class ABS may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (ABS entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.

Bank Obligations

Negotiable certificates of deposit (CDs) evidence a bank’s obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the funds may buy.

CD Type	Issuer
Domestic	Domestic offices of U.S. banks
Yankee	U.S. branches of foreign banks
Eurodollar	Issued in London by U.S., Canadian, European and Japanese banks
Schedule B	Canadian subsidiaries of non-Canadian banks

The funds may also buy bankers’ acceptances, bank notes and time deposits. Bankers’ acceptances are used to finance foreign commercial trade. Issued by a bank with an importer’s name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank’s obligation to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.

The bank obligations the portfolio managers may buy generally are not insured by the FDIC or any other insurer.

Commercial Paper

The funds may invest in commercial paper (CP) that is issued by utility, financial, and industrial companies, supranational organizations and foreign governments and their agencies and instrumentalities. Rating agencies assign ratings to CP issuers indicating the agencies’ assessment of credit risk. Investment-grade CP ratings assigned by three rating agencies are provided in the following table.

	Moody’s Investors Service, Inc.	Standard & Poor’s	Fitch Investors Service, Inc.
Highest Ratings	Prime-1	A-1/A-1+	F-1/F-1+
	Prime-2	A-2	F-2
	Prime-3	A-3	F-3

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S. industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan Chase & Company and First Union National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal- or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as CP, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation. CP issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

Asset-backed CP is issued by corporations through special programs. In a typical program, a special purpose corporation (SPC), created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of CP to purchase receivables or other financial assets from one or more corporations (sellers). The sellers transfer their interest in the receivables or other financial assets to the SPC, and the cash flow from the receivables or other financial assets is used to pay interest and principal on the CP. Letters of credit or other forms of credit enhancement may be available to cover the risk that the cash flow from the receivables or other financial assets will not be sufficient to cover the maturing CP.

Convertible Securities

High-Yield may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), commercial and residential mortgage-backed securities (MBS and CMBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

•
the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative security will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;

•
the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment; and
•	the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund’s prospectus. The funds’ Board of Trustees has reviewed the advisor’s policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Trustees as necessary.

Equity Equivalents

In addition to investing in common stocks, High-Yield may invest in other equity securities and equity equivalents, including securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the Foreign Securities section, page 13, are an example of the type of equity equivalent security in which the funds might invest.

Foreign Currency Transactions and Forward Exchange Contracts

Inflation Protection Bond may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. The fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)
Settlement Hedges or Transaction Hedges. When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as “anticipatory hedging.”

(2)
Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund’s best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)
 Shifting Currency Exposure. A fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team’s skill in analyzing currency values. Currency management strategies may substantially change a fund’s investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency’s value rose at a time when the portfolio managers hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency’s appreciation. Similarly, if the portfolio managers increase a fund’s exposure to a currency and that currency’s value declines, a fund will sustain a loss. There is no assurance that the portfolio managers’ use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund’s custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund’s commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

Foreign Securities

High-Yield may invest up to 40% of its assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Diversified Bond and NT Diversified Bond may invest an unlimited portion of their assets in such securities. Subject to the limit of 10% for non-dollar-denominated securities, Core Plus and Short Duration may invest an unlimited portion of their assets in such securities. Inflation Protection Bond may invest all of its assets in inflation-linked U.S. dollar-denominated foreign securities, or up to 20% of its assets in inflation-linked non-U.S. dollar-denominated securities. Inflation Protection Bond may also invest up to 20% of its assets in non-U.S. dollar-denominated securities that are not inflation-linked. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Premium Money Market and Prime Money Market may invest in U.S. dollar-denominated foreign securities, and may not invest in non-U.S. dollar-denominated foreign securities. Currently, the only U.S. dollar-denominated foreign securities held outside the United States in which Premium Money Market and Prime Money Market expect to invest are Euro CDs, which are held in England. As a result, the funds’ exposure to the following foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States.

Investments in foreign securities may present certain risks, including:

Currency Risk – The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Social, Political and Economic Risk – The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk – Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, and there may be less stringent investor protection and disclosure standards in some foreign markets. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk – Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid, more volatile and harder to value than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk – Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

Ownership Risk – Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Forward Currency Exchange Contracts

The funds, other than the money market funds, may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 10.

Forward currency contracts may be used under two circumstances:

(1)
When the portfolio managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the portfolio managers would be able to enter into a forward currency contract to do so;

(2)
When the portfolio managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, a fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the portfolio managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund’s commitments under the forward currency contracts.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies.

However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund’s best interests may be served.

When the forward currency contract matures, a fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Futures and Options

The funds, other than the money market funds, may enter into futures contracts, options or options on futures contracts. The funds may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to:

•	protect against a decline in market value of a fund’s securities (taking a short futures position), or
•	protect against the risk of an increase in market value for securities in which a fund generally invests at a time when a fund is not fully invested (taking a long futures position), or
•	provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The portfolio managers may engage in futures and options transactions based on securities indices that are consistent with a fund’s investment objective. An example of an index that may be used is the S&P 500® Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, a fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of a fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in major accounts generally will earn income. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by a fund as unrealized gains or losses. At any time prior to expiration of the future, a fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund’s return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Some funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, a fund would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts as permitted under the Commodity Futures Trading Commission rules.  The funds have claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and, therefore, are not subject to registration or regulation as commodity pool operators under that Act.  To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Inflation-linked Securities

Core Plus, Diversified Bond, High-Yield, Inflation Protection Bond, NT Diversified Bond and Short Duration may purchase inflation-linked securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.

Inflation-linked securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-linked securities provide this protected return only if held to maturity. In addition, inflation-linked securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-linked securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-linked securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security or the value of the stripped components will decrease. If any of these possibilities are realized, a fund’s net asset value could be negatively affected.

Inflation-linked Treasury Securities

Inflation-linked U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-linked U.S. Treasury securities may be issued in either note or bond form. Inflation-linked U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-linked U.S. Treasury bonds have maturities of more than 10 years.

Inflation-linked U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-linked U.S. Treasury securities are auctioned and issued on a quarterly basis.

Structure and Inflation Index – The principal value of inflation-linked U.S. Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-linked U.S. Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (Consumer Price Index) published monthly by the U.S. Department of Labor’s Bureau of Labor Statistics.

Semiannual coupon interest payments are made at a fixed percentage of the inflation-linked principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-linked U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

Indexing Methodology - The principal value of inflation-linked U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-linked principal amount by one-half the stated rate of interest on each interest payment date.

Taxation - The taxation of inflation-linked U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-linked U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-linked U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-linked U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

Investors in a fund will receive dividends that represent both the interest payments and the principal adjustments of the inflation-linked securities held in the fund’s portfolio. An investment in a fund may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-linked securities. For more information about taxes and their effect on you as an investor in the funds, see Taxes, page 71.

U.S. Government Agencies

A number of U.S. government agencies and instrumentalities other than the U.S. Treasury may issue inflation-linked securities. Some U.S. government agencies have issued inflation-linked securities whose design mirrors that of the inflation-linked U.S. Treasury securities described above.

Other Entities

Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-linked securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-linked U.S. Treasury securities described above, others utilize different structures. For example, the principal value of these securities may be adjusted with reference to the Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.

Inverse Floaters

Each fund, other than the money market funds, may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)
Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii)
Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Investments in Issuers with Limited Operating Histories

Core Plus and Short Duration may invest a portion of their assets in the debt securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund’s investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

Loan Interests

Each fund, other than the money market funds, may purchase loan interests, which are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by a fund may have a maturity of any number of days or years and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

Another concern is liquidity. Because there is no established secondary market for loan participations, the funds’ ability to sell them for cash is limited. Some participation agreements place limitations on the investor’s right to resell the loan participation, even when a buyer can be found.

Loan Participations

Each fund may purchase loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not the least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. In addition, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

Another concern is liquidity. Because there is no established secondary market for loan participations, a fund’s ability to sell them for cash is limited. Some participation agreements place limitations on the investor’s right to resell the loan participation, even when a buyer can be found.

Loans of Portfolio Securities

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.

Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities.  Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays or costs in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern:

(1)	the type and amount of collateral that must be received by the fund;
(2)	the circumstances under which additions to that collateral must be made by borrowers;
(3)	the return to be received by the fund on the loaned securities;
(4)	the limitations on the percentage of fund assets on loan; and
(5)	the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

Mortgage-Related Securities

To the extent permitted by its investment objective, each fund may invest in mortgage-related securities.

Background

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans’ Affairs under the Servicemen’s Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans; (b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower’s monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

Recent Events Regarding Fannie Mae and Freddie Mac

In September 2008, Fannie Mae and Freddie Mac were placed into conservatorship overseen by the Federal Housing Finance Agency (FHFA). In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac. First, the U.S. Treasury has entered into Senior Preferred Stock Purchase Agreements under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute up to $100 billion in funds to that company in an amount equal to the difference between such liabilities and assets. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage−backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage−backed securities issued by Fannie Mae and Freddie Mac will be successful.

Fannie Mae Certificates

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans; (d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government.

Freddie Mac Certificates

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

Collateralized Mortgage Obligations (CMOs)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans’ Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche — known as a companion bond, support or non-PAC bond — that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the London Interbank Offered Rate (LIBOR). Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

Stripped Mortgage-Backed Securities (Core Plus, Diversified Bond, High-Yield,
Inflation Protection Bond, NT Diversified Bond and Short Duration only)

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund’s other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

Commercial Mortgage-Backed Securities (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

CMBS may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security (IO), and all of the principal is distributed to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the cases of IOs, prepayments affect the amount of cash flows provided to the investor. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. However, because commercial mortgages are often locked out from prepayment, or have high prepayment penalties or a defeasance mechanism, the prepayment risk associated with a CMBS IO class is generally less than that of a residential IO.

Adjustable Rate Mortgage Securities

Adjustable rate mortgage-backed securities (ARMs) have interest rates that reset at periodic intervals.  Acquiring ARMs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMs are based.  In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested.  Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays.  Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARM does not benefit from further increases in interest rates.  Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Mortgage Dollar Rolls

Core Plus, Diversified Bond, Inflation Protection Bond, NT Diversified Bond and Short Duration may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in high-quality, short duration investments, which may enhance the fund’s current yield and total return. Such investments may have a leveraging effect, increasing the volatility of the fund.

For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.

A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.

Municipal Bonds

Each fund may invest in municipal bonds, which generally have maturities of more than one year when issued and are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer’s full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer’s taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities, schools and hospitals.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility’s operator to meet financial obligations and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Some longer-term municipal bonds allow an investor to "put" or sell the security at a specified time and price to the issuer or other "put provider."  If a put provider fails to honor its commitment to purchase the security, the fund may have to treat the security's final maturity as its effective maturity, lengthening the fund's weighted average maturity and increasing the volatility of the fund.

Municipal Notes

Each fund may invest in municipal notes, which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer’s full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state’s General Fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Other Investment Companies

Each of the funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, a fund’s investment in such securities, subject to certain exceptions, currently is limited to:

•	3% of the total voting stock of any one investment company;
•	5% of the fund’s total assets with respect to any one investment company; and
•	10% of the fund’s total assets in the aggregate.

A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

ETFs, such as Standard & Poor's Depositary Receipts (SPDRs) and the Barclays Aggregate Bond ETF, are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time a fund’s money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. A fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The portfolio managers will limit repurchase agreement transactions to securities issued by the U.S. government, and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund’s advisor.

Repurchase agreements maturing in more than seven days would count toward a fund’s limit on illiquid securities.

Restricted and Illiquid Securities

Each fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund’s criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered “restricted securities,” they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund’s liquidity. Neither Premium Money Market nor Prime Money Market will acquire illiquid securities if, as a result, illiquid securities would comprise more than 10% of the value of that fund’s net assets. Each of the other funds may invest no more than 15% of the value of its assets in illiquid securities.

Short Sales (for cash management purposes only)

Core Plus, Diversified Bond, High-Yield, NT Diversified Bond and Short Duration may engage in short sales for cash management purposes only, if, at the time of the short sale, the funds own or have the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the fund’s custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but a fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for the fund’s portfolio, or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
•	Commercial Paper;
•	Certificates of Deposit and Euro Dollar Certificates of Deposit;
•	Bankers’ Acceptances;
•	Short-term notes, bonds, debentures or other debt instruments;
•	Repurchase agreements; and
•	Money market funds.

Swap Agreements

Core Plus, Diversified Bond, High-Yield, Inflation Protection Bond, NT Diversified Bond and Short Duration may invest in swap agreements, consistent with their investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The funds may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements. The swaps market is an evolving market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Taxable Municipal Obligations

The funds may invest in taxable municipal obligations. Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, only High-Yield may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider’s short-term rating and the underlying bond’s long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the fund’s TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.

U.S. Government Securities

The funds may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

Variable-, Floating- and Auction-Rate Securities

Variable- and floating-rate securities, including floating-rate notes (FRNs), provide for periodic adjustments to the interest rate.  The adjustments are generally based on an index-linked formula, or determined through a remarketing process.

These types of securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution.  One example is the variable-rate demand note (VRDN).  VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par.  VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7.

Auction Rate Securities (ARS) are variable rate bonds whose interest rates are reset at specified intervals through a Dutch auction process.  A Dutch auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the ARS to take place at par.  All accepted bids and holders of the ARS receive the same rate.  ARS holders rely on the liquidity generated by the Dutch auction.  There is a risk that an auction will fail due to insufficient demand for the securities.  If an auction fails, an ARS may become illiquid until either a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.

When-Issued and Forward Commitment Agreements

The funds may engage in securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash-and-carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While a fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Zero-Coupon, Step-Coupon, Range Floaters and Pay-In-Kind Securities

Each fund may purchase zero-coupon debt securities. Zero-coupon debt securities do not make regular cash interest payments, and are sold at a deep discount to their face value.

Each fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.

Finally, High-Yield may purchase pay-in-kind securities that do not make regular cash interest payments, but pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate.

Although zero-coupon, pay-in-kind and certain range floaters and step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

Investment Policies

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds’ investment policies, the party identified as the “issuer” of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds’ fundamental investment policies are listed below. These investment policies, a fund’s investment objective set forth in its prospectus, and a fund’s status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject	Policy
Senior Securities	A fund may not issue senior securities except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1⁄3% of the fund’s total assets (including the amount borrowed) less liability (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33 1⁄3% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that the money market funds may invest more than 25% of their total assets in the financial services industry.

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities
A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit a fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial services industries for money market funds), provided that

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;
(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and
(d)	personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Futures and Options
The funds, other than money market funds, may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged transactions if it would be possible for the fund to lose more than the notional value of the investment. The money market funds may not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% (10% for money market funds) of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales
A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin
A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

Portfolio Turnover

The portfolio turnover rate of each fund (except money market funds) for its most recent fiscal year is included in the Fund Summary of that fund's prospectus.  The portfolio turnover rate for such funds’ last five fiscal years (or a shorter period if the fund is less than five years old) is shown in the Financial Highlights tables of the prospectus.  Because of the short-term nature of the money market funds’ investments, portfolio turnover rates are not generally used to evaluate their trading activities.

For each fund other than the money market funds, the portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund’s investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers’ expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a particular security’s anticipated contribution to a fund’s investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund’s investment objective. As a result, a fund’s annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover could result in greater trading costs, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by a fund, if any, because short-term capital gains are characterized as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers’ investment outlook.

Temporary Defensive Measures

For temporary defensive purposes, each fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

•	interest-bearing bank accounts or certificates of deposit;
•	U.S. government securities and repurchase agreements collateralized by U.S. government securities; and
•	other money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are “interested” primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds’ investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds’ principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds’ transfer agent, American Century Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 registered  investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Trustee

Jonathan S. Thomas, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1963

Position(s) Held with Funds: Trustee (since 2007) and President (since 2007)

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: President, Chief Executive Officer and Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM, ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley (March 2000 to November 2005)

Number of Portfolios in Fund Complex Overseen by Trustee: 103

Other Directorships Held by Trustee: None

Independent Trustees

John Freidenrich, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1937

Position(s) Held with Funds: Trustee (since 2005)

Principal Occupation(s) During Past 5 Years: Member and Manager, Regis Management Company, LLC (money management firm) (April 2004 to present); Partner and Founder, Bay Partners (venture capital firm) (1976 to 2006)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: None

Ronald J. Gilson, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1946

Position(s) Held with Funds: Trustee (since 1995) and Chairman of the Board (since 2005)

Principal Occupation(s) During Past 5 Years: Charles J. Meyers Professor of Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: None

Frederick L.A. Grauer, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1946

Position(s) Held with Funds: Trustee (since 2008)

Principal Occupation(s) During Past 5 Years: Senior Advisor, Barclays Global Investors (asset manager) (2003 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: None

Peter F. Pervere, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1947

Position(s) Held with Funds: Trustee (since 2007)

Principal Occupation(s) During Past 5 Years: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: None

Myron S. Scholes, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1941

Position(s) Held with Funds: Trustee (since 1980)

Principal Occupation(s) During Past 5 Years: Chairman, Platinum Grove Asset Management, L.P. (asset manager) (1999 to present); Frank E. Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1996 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: Dimensional Fund Advisors

John B. Shoven, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1947

Position(s) Held with Funds: Trustee (since 2002)

Principal Occupation(s) During Past 5 Years: Professor of Economics, Stanford University (1973 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: Cadence Design Systems, Exponent

Jeanne D. Wohlers, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1945

Position(s) Held with Funds: Trustee (since 1984)

Principal Occupation(s) During Past 5 Years: Retired

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: None

Officers

Barry Fink, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1955

Position(s) Held with Funds: Executive Vice President (since 2007)

Principal Occupation(s) During Past 5 Years: Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as: Director, ACC, ACS, ACIS and other ACC subsidiaries.

Maryanne Roepke, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1956

Position(s) Held with Funds: Chief Compliance Officer (since 2006) and Senior Vice President (since 2000)

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, ACIM, ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American Century Investments funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1957

Position(s) Held with Funds: General Counsel (since 2007) and Senior Vice President (since 2006)

Principal Occupation(s) During Past 5 Years: Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

Robert Leach, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1966

Position(s) Held with Funds: Vice President, Treasurer and Chief Financial Officer (all since 2006)

Principal Occupation(s) During Past 5 Years: Vice President, ACS (February 2000 to present); and Controller, various American Century Investments funds (1997 to September 2006)

Jon Zindel, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1967

Position(s) Held with Funds: Tax Officer (since 2000)

Principal Occupation(s) During Past 5 Years: Chief Financial Officer and Chief Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October 2001 to present); Vice President, certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006). Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief Accounting Officer and Senior Vice President, ACIS

The Board of Trustees

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations.  Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act, are responsible for approving new and existing management contracts with the funds’ advisor.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board, if any, function like fund trustees in many respects, but do not possess voting power. Advisory Board members attend all meetings of the Board of Trustees and the independent trustees and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Trustees.

Committees

The board has four standing committees to oversee specific functions of the funds’ operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

Committee: Audit and Compliance

Members: Peter F. Pervere, Jeanne D. Wohlers, Ronald J. Gilson

Function: The Audit and Compliance Committee approves the engagement of the funds’ independent registered public accounting firm, recommends approval of such engagement to the independent trustees, and oversees the activities of the funds’ independent registered public accounting firm. The committee receives reports from the advisor’s Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

Number of Meetings Held During Last Fiscal Year: 4

Committee: Corporate Governance

Members: Ronald J. Gilson, John Freidenrich, John B. Shoven

Function: The Corporate Governance Committee reviews board procedures and committee structures. It also considers and recommends individuals for nomination as trustees. The names of potential trustee candidates may be drawn from a number of sources, including recommendations from members of the board, management (in the case of interested trustees only) and shareholders. Shareholders may submit trustee nominations to the Corporate Secretary, American Century Investments Funds, P.O. Box 410141, Kansas City, MO 64141. All such nominations will be forwarded to the committee for consideration. The committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board.

Number of Meetings Held During Last Fiscal Year: 3

Committee: Portfolio

Members: Myron S. Scholes, John Freidenrich, Frederick L.A. Grauer

Function: The Portfolio Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning the funds’ investments.

Number of Meetings Held During Last Fiscal Year: 4

Committee: Quality of Service

Members: John B. Shoven, Ronald J. Gilson, Peter F. Pervere

Function: The Quality of Service Committee reviews the level and quality of transfer agent and administrative services provided to the funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.

Number of Meetings Held During Last Fiscal Year: 4

Compensation of Trustees

The independent trustees serve as trustees or directors for eight investment companies of American Century Investments family of funds. Jonathan S. Thomas, interested trustee, serves as trustee or director for 15 investment companies in the American Century Investments family of funds.  As an interested trustee, Mr. Thomas does not receive any compensation from the funds for his service as a trustee. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each trustee who is not an interested person as defined in the Investment Company Act.

Aggregate Trustee Compensation for Fiscal Year Ended March 31, 2009
Name of Trustee	Total Compensation from the Funds(1)	Total Compensation from the American Century Investments Family of Funds(2)
John Freidenrich	$24,425	$124,339
Ronald J. Gilson	$42,242	$214,262
Frederick L.A. Grauer	$23,585	$119,839
Peter F. Pervere	$28,110	$141,841
Myron S. Scholes	$24,419	$123,340
John B. Shoven	$25,827	$130,840
Jeanne D. Wohlers	$26,205	$132,339

1
Includes compensation paid to the trustees for the fiscal year ended March 31, 2009, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the preceding table is as follows: Mr. Gilson, $214,262; Mr. Pervere, $29,409; Mr. Scholes, $96,332; Mr. Shoven, $130,840 and Ms. Wohlers, $112,488.

The funds have adopted the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century Investments funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee’s beneficiary or, if none, to the trustee’s estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

Ownership of Fund Shares

The trustees owned shares in the funds as of December 31, 2008, as shown in the table below.

Names of Trustees
	John Freidenrich	Ronald J. Gilson(1)	Frederick L.A. Grauer	Peter F. Pervere(1)
Dollar Range of Equity Securities in the Funds:
Core Plus	A	A	A	A
Diversified Bond	A	E	A	A
High-Yield	A	A	A	A
Inflation Protection Bond	A	A	A	A
NT Diversified Bond	A	A	A	A
Premium Money Market	C	A	A	A
Prime Money Market	A	A	A	A
Short Duration	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Family of Investment Companies	C	E	A	A

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This trustee owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Names of Trustees
	Myron S. Scholes(1)	John B. Shoven(1)	Jonathan S. Thomas(1)	Jeanne D. Wohlers(1)
Dollar Range of Equity Securities in the Funds:
Core Plus	A	A	A	A
Diversified Bond	A	A	A	A
High-Yield	A	A	C	A
Inflation Protection Bond	A	A	A	A
NT Diversified Bond	A	A	A	A
Premium Money Market	E	A	E	A
Prime Money Market	A	A	B	A
Short Duration	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Family of Investment Companies	E	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This trustee owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Code of Ethics

The funds, the investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

Proxy Voting Guidelines

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds’ Board of Trustees has approved the advisor’s proxy voting guidelines to govern the advisor’s proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor’s consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

•	Election of Directors
•	Ratification of Selection of Auditors
•	Equity-Based Compensation Plans
•	Anti-Takeover Proposals
¡ Cumulative Voting
¡ Staggered Boards
¡ "Blank Check” Preferred Stock
¡ Elimination of Preemptive Rights
¡ Non-targeted Share Repurchase
¡ Increase in Authorized Common Stock
¡ "Supermajority” Voting Provisions or Super Voting Share Classes
¡ "Fair Price” Amendments
¡ Limiting the Right to Call Special Shareholder Meetings
¡ Poison Pills or Shareholder Rights Plans
¡ Golden Parachutes
¡ Reincorporation
¡ Confidential Voting
¡ Opting In or Out of State Takeover Laws
•	Shareholder Proposals Involving Social, Moral or Ethical Matters
•	Anti-Greenmail Proposals
•	Changes to Indemnification Provisions
•	Non-Stock Incentive Plans
•	Director Tenure
•	Directors’ Stock Options Plans
•	Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest. Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century Investments votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

In addition, to avoid any potential conflict of interest that may arise when one American Century Investments fund owns shares of another American Century Investments fund, the advisor will “echo vote” such shares, if possible.  That is, it will vote the shares in the same proportion as the vote of all other holders of the shares.  Shares of American Century Investments “NT” funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century Investments policy portfolio for proposals common to both funds.  For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders.  In all other cases, the shares will be voted in direct consultation with a committee of the independent directors of the voting fund.

A copy of the advisor’s proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.

Disclosure of Portfolio Holdings

The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Portfolio characteristics that are derived from portfolio holdings but do not identify any specific security will be made available for distribution 15 days after the end of the period to which such data relates. Characteristics that identify any specific security will be made available 30 days after the end of the period to which such data relates. Characteristics in both categories will generally be posted on americancentury.com at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.

Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings only in annual and semi-annual shareholder reports and on form N-Q. These funds will make long holdings available for distribution 30 days after the end of each calendar quarter, but the funds will keep short holdings confidential. Top 10 long holdings and portfolio characteristics will be made available for distribution in accordance with the policies set forth above.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds’ distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department. The advisor’s compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of July 21, 2009, are as follows:

•	American Fidelity Assurance Co.
•	AUL/American United Life Insurance Company
•	Ameritas Life Insurance Corporation
•	Annuity Investors Life Insurance Company
•	Asset Services Company L.L.C.
•	Bell Globemedia Publishing
•	Bellwether Consulting, LLC
•	Bidart & Ross
•	Callan Associates, Inc.
•	Calvert Asset Management Company, Inc.
•	Cambridge Financial Services, Inc.
•	Capital Cities, LLC
•	Charles Schwab & Co., Inc.
•	Cleary Gull Inc.
•	Commerce Bank, N.A.
•	Consulting Services Group, LLC
•	Connecticut General Life Insurance Company
•	Curcio Webb LLC
•	Defined Contribution Advisors, Inc.
•	DWS Investments Distributors, Inc.
•	EquiTrust Life Insurance Company
•	Evaluation Associates, LLC
•	Evergreen Investment Management Company, LLC
•	Farm Bureau Life Insurance Company
•	First MetLife Investors Insurance Company
•	Fund Evaluation Group, LLC
•	The Guardian Life Insurance & Annuity Company, Inc.
•	Hammond Associates, Inc.
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Insurance Company of America

•	Iron Capital Advisors
•	J.P. Morgan Retirement Plan Services LLC
•	Jefferson National Life Insurance Company
•	Jeffrey Slocum & Associates, Inc.
•	John Hancock Financial Services, Inc.
•	Kansas City Life Insurance Company
•	Kmotion, Inc.
•	Liberty Life Insurance Company
•	The Lincoln National Life Insurance Company
•	Lipper Inc.
•	Massachusetts Mutual Life Insurance Company
•	Merrill Lynch
•	MetLife Investors Insurance Company
•	MetLife Investors Insurance Company of California
•	Midland National Life Insurance Company
•	Minnesota Life Insurance Company
•	Morgan Keegan & Co., Inc.
•	Morgan Stanley Smith Barney LLC
•	Morningstar Associates LLC
•	Morningstar Investment Services, Inc.
•	National Life Insurance Company
•	Nationwide Financial
•	New England Pension Consultants
•	The Newport Group
•	Northwestern Mutual Life Insurance Co.
•	NYLIFE Distributors, LLC
•	Principal Life Insurance Company
•	Prudential Financial
•	RidgeWorth Capital Management, Inc.
•	Rocaton Investment Advisors, LLC
•	RogersCasey, Inc.
•	S&P Financial Communications
•	Security Benefit Life Insurance Co.
•	Smith Barney
•	SunTrust Bank
•	Symetra Life Insurance Company
•	Union Bank of California, N.A.
•	The Union Central Life Insurance Company
•	Valic Financial Advisors Inc.
•	VALIC Retirement Services Company
•	Vestek Systems, Inc.
•	Wachovia Bank, N.A.
•	Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)	Full holdings quarterly as soon as reasonably available;
(2)	Full holdings monthly as soon as reasonably available;
(3)	Top 10 holdings monthly as soon as reasonably available; and
(4)	Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds’ advisor must have access to some or all of the funds’ portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds’ custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information. In addition, the funds' investment advisor may use analytical systems provided by third party data aggregators who have access to the funds' portfolio holdings daily, with no lag.  These data aggregators enter into non-disclosure agreements after authorization by an appropriate officer of the advisor.

Additional Safeguards

The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor’s policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds’ Board of Trustees exercises oversight of disclosure of the funds’ portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

The Funds’ Principal Shareholders

As of June 30, 2009, the following shareholders owned more than 5% of the outstanding shares of a class of the funds. The table shows shares owned of record. Beneficial ownership of which American Century Investments is aware, if any, appears in a footnote to the table.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Core Plus
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	23%
	MLPF&S Inc. Jacksonville, Florida	9%
	American Century Investment Management, Inc. Kansas City, Missouri	6%(1)
	Alfred J. Tayrien TR Alfred J. Tayrien Trust UA Dtd 01/17/1990 Leavenworth, Kansas	6%(1)
	LPL Financial San Diego, California	5%
Institutional Class
	American Century Investment Management, Inc. Kansas City, Missouri	100%(1)
A Class
	Charles Schwab & Co., Inc. San Francisco, California	74%
B Class
	American Century Investment Management, Inc. Kansas City, Missouri	78%(1)
	MLPF&S Inc. Jacksonville, Florida	5%
C Class
	MLPF&S Inc. Jacksonville, Florida	35%
	American Century Investment Management, Inc. Kansas City, Missouri	29%(1)
R Class
	American Century Investment Management, Inc. Kansas City, Missouri	95%(1)
Diversified Bond
Investor Class
	National Financial Services Corp. New York, New York	17%
	American Century Serv Corp One Choice Portfolio Moderate Omnibus Kansas City, Missouri	11%
	American Century Serv Corp One Choice Portfolio Conservative Omnibus Kansas City, Missouri	8%
	Charles Schwab & Co., Inc. San Francisco, California	7%
	MLPF&S Inc. Jacksonville, Florida	7%

1	Shares owned of record and beneficially.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Diversified Bond
Institutional Class
	JPMorgan Chase Bank Trustee Texas Health Retirement Program Kansas City, Missouri	31%
	Brown Brothers Harriman and Co. as Cust. For the Bright Start IL 529 American Century Diversified Bond Fund Denver, Colorado	17%
	National Financial Services Corp New York, New York	12%
	New Mexico 529 American Century Diversified Bond Portfolio Denver, Colorado	11%
A Class
	Charles Schwab & Co. Inc. San Francisco, California	60%
B Class
	MLPF&S Inc. Jacksonville, Florida	21%
C Class
	MLPF&S Inc. Jacksonville, Florida	32%
R Class
	BPPR as Trustee FBO GFR Retirement Savings Plan San Juan, Puerto Rico	29%
	MG Trust Company Cust. Oncare Hawaii Inc. 401K Retirement Denver, Colorado	15%
	MG Trust Company Cust FBO Two Harbors Machine Shop Inc. Denver, Colorado	8%
	MG Trust Company Cust FBO Northshore Clinical Associates Denver, Colorado	6%
NT Diversified Bond
Institutional Class
	American Century Serv Port LIVESTRONG™ 2025 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri	29%(1)
	American Century Serv Corp LIVESTRONG™ 2015 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri	25%(1)
	American Century Serv Corp LIVESTRONG™ Income Portfolio NT Diversified Bond Omnibus Kansas City, Missouri	13%(1)
	American Century Serv Corp LIVESTRONG™ 2035 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri	12%(1)
	American Century Serv Corp LIVESTRONG™ 2020 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri	8%(1)
	American Century Serv Corp LIVESTRONG™ 2030 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri	5%(1)
	American Century Serv Corp LIVESTRONG™ 2045 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri	5%(1)

1	Shares owned of record and beneficially.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
High-Yield
Investor Class
	American Century Serv Corp One Choice Portfolio Aggressive Omnibus Kansas City, Missouri	16%
	National Financial Services Corp New York, New York	15%
	Charles Schwab & Co. Inc. San Francisco, California	13%
	American Century Serv Corp One Choice Portfolio Moderate Omnibus Kansas City, Missouri	12%
Institutional Class
	American Century Serv Corp LIVESTRONG™ 2025 Portfolio High-Yield Omnibus Kansas City, Missouri	26%(1)
	American Century Serv Corp LIVESTRONG™ 2015 Portfolio High-Yield Omnibus Kansas City, Missouri	23%(1)
	American Century Serv Corp LIVESTRONG™ Income Portfolio High-Yield Omnibus Kansas City, Missouri	12%(1)
	American Century Serv Corp LIVESTRONG™ 2035 Portfolio High-Yield Omnibus Kansas City, Missouri	11%(1)
	American Century Serv Corp LIVESTRONG™ 2020 Portfolio High-Yield Omnibus Kansas City, Missouri	8%(1)
	Trustees of American Century P/S & 401K Savings Plan & Trust Kansas City, Missouri	6%
A Class
	Charles Schwab & Co., Inc. San Francisco, California	56%
B Class
	MLPF&S Inc. Jacksonville, Florida	12%
C Class
	MLPF&S Inc. Jacksonville, Florida	9%
R Class
	North Shore Cardiovascular TTEE FBO North Shore Cardiovascular 401K PSP c/o Fascore LLC Greenwood Village, Colorado	25%
	Frontier Trust Company Red River Employees Fargo, North Dakota	25%
	Orchard Trust Co LLC Cust OPP Funds RecordK Pro Ret PL Greenwood Village, Colorado	23%
	MG Trust Co Cust FBO Bay Bridge Decision Technologies Denver, Colorado	9%
	American Century Investment Management, Inc. Kansas City, Missouri	5%(1)

1	Shares owned of record and beneficially.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Inflation Protection Bond
Investor Class
	National Financial Services Corp New York, New York	27%
	Charles Schwab & Co., Inc. San Francisco, California	8%
	MLPF&S Inc. Jacksonville, Florida	6%
Institutional Class
	Charles Schwab & Co., Inc. San Francisco, California	45%
	Prudential Investment Mgmt Svc Newark, New Jersey	40%
	SEI Private Trust Company FBO TIAA CREF Oaks, Pennsylvania	14%
A Class
	Charles Schwab & Co., Inc. San Francisco, California	52%
B Class
	MLPF&S Inc. Jacksonville, Florida	23%
C Class
	MLPF&S Inc. Jacksonville, Florida	26%
R Class
	PIMS/Prudential Retirement Bakersfield, California	24%
	ING Life Insurance and Annuity Co. Trust Windsor, Connecticut	14%
	ING Enhanced K-Choice Trustee: Reliance Trust Company Somerset, New Jersey	13%
	National Financial Services Corp New York, New York	8%
	MG Trust Company Cust FBO Next Communications Inc. Denver, Colorado	6%
Premium Money Market
Investor Class
	American Century Serv Corp KPESP Short Term Prem Cap Reserve Omnibus Kansas City, Missouri	9%
Prime Money Market
Investor Class
	Pershing LLC Jersey City, New Jersey	9%
	American Century Investment Management, Inc. Kansas City, Missouri	6%(1)
A Class
	Wells Fargo Investments LLC Minneapolis, Minnesota	8%
B Class
	None

1	Shares owned of record and beneficially.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Prime Money Market
C Class
	I.R.A. - Rollover Thomas P Barreca Bellport, New York	5%(1)
Short Duration
Investor Class
	Ameritrade Inc Omaha, Nebraska	22%
	Charles Schwab & Co., Inc. San Francisco, California	15%
	MLPF&S Inc. Jacksonville, Florida	12%
Institutional Class
	National Financial Services Corp New York, New York	72%
	American Century Investment Management, Inc. Kansas City, Missouri	28%(1)
A Class
	Charles Schwab & Co., Inc. San Francisco, California	55%
	LPL Financial San Diego, California	7%
	Wells Fargo Investments LLC Minneapolis, Minnesota	6%
	MLPF&S Inc. Jacksonville, Florida	5%
B Class
	MLPF&S Inc. Jacksonville, Florida	40%
C Class
	MLPF&S Inc. Jacksonville, Florida	25%
R Class
	American Century Investment Management, Inc. Kansas City, Missouri	42%(1)
	MG Trust Company Cust Adcor Industries Inc. 401K Plan Denver, Colorado	32%
	Profit Sharing 401K S-3 RPSA John Page Solo 401K Plan Trust New Orleans, Louisiana	19%

1	Shares owned of record and beneficially.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of the trust. A shareholder owning of record or beneficially more than 25% of the trust’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. As of June 30, 2009, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund’s outstanding shares.

Service Providers

The funds have no employees. To conduct the funds’ day-to-day activities, the trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E. Stowers, Jr. controls ACC by virtue of his stock ownership.

Investment Advisor

American Century Investment Management, Inc. (ACIM) serves as the investment advisor of the funds. A description of the responsibilities of the advisor appears in the prospectus under the heading Management.

For services provided to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund’s prospectus. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust’s funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled (Fund Category Assets). Second, the assets are totaled for certain other accounts managed by the advisor (Other Account Category Assets). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Trustees as the trust. Together, the Fund Category Assets and the Other Account Category Assets comprise the “Investment Category Assets.” The Investment Category Fee Rate is then calculated by applying a fund’s Investment Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century Investments family of funds (the Complex Assets), and the Complex Fee Rate is calculated based on the resulting total. The Investment Category Fee Rate and the Complex Fee Rate are then added to determine the Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets, Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

Investment Category Fee Schedule for Core Plus Fund
Category Assets	Fee Rate
First $1 billion	0.4600%
Next $1 billion	0.4080%
Next $3 billion	0.3780%
Next $5 billion	0.3580%
Next $15 billion	0.3450%
Next $25 billion	0.3430%
Thereafter	0.3425%

Investment Category Fee Schedule For Diversified Bond Fund, NT Diversified Bond Fund and Short Duration Fund
Category Assets	Fee Rate
First $1 billion	0.4100%
Next $1 billion	0.3580%
Next $3 billion	0.3280%
Next $5 billion	0.3080%
Next $15 billion	0.2950%
Next $25 billion	0.2930%
Thereafter	0.2925%

Investment Category Fee Schedule for High-Yield Fund
Category Assets	Fee Rate
First $1 billion	0.6600%
Next $1 billion	0.6080%
Next $3 billion	0.5780%
Next $5 billion	0.5580%
Next $15 billion	0.5450%
Next $25 billion	0.5430%
Thereafter	0.5425%

Investment Category Fee Schedule for Inflation Protection Bond Fund
Category Assets	Fee Rate
First $1 billion	0.3800%
Next $1 billion	0.3280%
Next $3 billion	0.2980%
Next $5 billion	0.2780%
Next $15 billion	0.2650%
Next $25 billion	0.2630%
Thereafter	0.2625%

Investment Category Fee Schedule for Premium Money Market Fund
Category Assets	Fee Rate
First $1 billion	0.2300%
Next $1 billion	0.1870%
Next $3 billion	0.1460%
Next $5 billion	0.1290%
Next $15 billion	0.1180%
Next $25 billion	0.1175%
Thereafter	0.1170%

Investment Category Fee Schedule for Prime Money Market Fund
Category Assets	Fee Rate
First $1 billion	0.3500%
Next $1 billion	0.3070%
Next $3 billion	0.2660%
Next $5 billion	0.2490%
Next $15 billion	0.2380%
Next $25 billion	0.2375%
Thereafter	0.2370%

The Complex Fee is determined according to the schedules below.

Category Assets	Investor, A, B, C and R Class Fee Rate	Institutional Fee Rate
First $2.5 billion	0.3100%	0.1100%
Next $7.5 billion	0.3000%	0.1000%
Next $15.0 billion	0.2985%	0.0985%
Next $25.0 billion	0.2970%	0.0970%
Next $25.0 billion	0.2870%	0.0870%
Next $25.0 billion	0.2800%	0.0800%
Next $25.0 billion	0.2700%	0.0700%
Next $25.0 billion	0.2650%	0.0650%
Next $25.0 billion	0.2600%	0.0600%
Next $25.0 billion	0.2550%	0.0550%
Thereafter	0.2500%	0.0500%

On each calendar day, each class of each fund accrues a management fee that is equal to the class’s Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)	the funds’ Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and
(2)
the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds’ Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the advisor’s policy with respect to the aggregation of portfolio transactions.  Fixed-income securities transactions are not executed through a centralized trading desk.  Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominately dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and with the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended March 31, 2009, 2008 and 2007 are indicated in the following table.

Unified Management Fees
Fund	2009	2008	2007
Core Plus	$247,833	$168,663	$52,251(1)
Diversified Bond	$5,338,402	$3,660,074	$3,582,923
High-Yield	$674,320(2)	$651,717(3)	$557,796(4)
Inflation Protection Bond	$877,647	$242,316	$111,897
NT Diversified Bond	$785,333	$587,525	$342,253(5)
Premium Money Market	$4,941,204(6)	$4,480,501(7)	$3,171,168(8)
Prime Money Market	$15,142,418(9)	$13,860,957(10)	$11,756,601(11)
Short Duration	$238,560	$70,629	$19,324(1)

1	Fees accrued from November 30, 2006 (inception) through March 31, 2007.

2	The fund had a partial management fee waiver beginning August 1, 2008. Amount shown reflects waiver by advisor of $64,558 in fees.

3	The fund had a partial management fee waiver beginning August 1, 2007. Amount shown reflects waiver by advisor of $61,633 in fees.

4	The fund had a partial management fee waiver beginning August 1, 2006. Amount shown reflects waiver by advisor of $58,626 in fees.

5	Fees accrued from May 12, 2006 (inception) to March 31, 2007.

6	The fund had a partial management fee waiver beginning August 1, 2008. Amount shown reflects waiver by advisor of $230,088 in fees.

7	The fund had a partial management fee waiver beginning August 1, 2007. Amount shown reflects waiver by advisor of $386,057 in fees.

8	The fund had a partial management fee waiver beginning August 1, 2006. Amount shown reflects waiver by advisor of $476,473 in fees.

9	The fund had a partial management fee waiver beginning August 1, 2008. Amount shown reflects waiver by advisor of $1,015,621 in fees.

10	The fund had a partial management fee waiver beginning August 1, 2007. Amount shown reflects waiver by advisor of $769,296 in fees.

11	The fund had a partial management fee waiver beginning August 1, 2006. Amount shown reflects waiver by advisor of $1,041,198 in fees.

Portfolio Managers

Accounts Managed

The portfolio managers are responsible for the day-to-day management of one or more accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of March 31, 2009)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Alejandro Aguilar	Number of Accounts	10	1	0
	Assets	$6.1 billion(1)	$29.6 million	N/A
Michael Difley	Number of Accounts	4	0	0
	Assets	$346.2 million(2)	N/A	N/A
Robert Gahagan	Number of Accounts	19	2	0
	Assets	$11.0 billion(3)	$148.1 million	N/A
Jeffrey Houston	Number of Accounts	7	1	0
	Assets	$2.6 billion(1)	$29.6 million	N/A
Brian Howell	Number of Accounts	17	2	0
	Assets	$8.7 billion(4)	$148.1 million	N/A
David MacEwen	Number of Accounts	10	1	0
	Assets	$3.9 billion(5)	$29.6 million	N/A
James Platz	Number of Accounts	17	2	0
	Assets	$8.7 billion(6)	$148.1 million	N/A

1	Includes $52.6 million in Core Plus, $1.6 billion in Diversified Bond, $253.1 million in NT Diversified Bond and $85.3 million in Short Duration.

2	Includes $130.0 million in High-Yield.

3	Includes $52.6 million in Core Plus, $1.6 billion in Diversified Bond, $253.1 million in NT Diversified Bond, $192.4 million in Inflation Protection Bond and $85.3 million in Short Duration.

4	Includes $52.6 million in Core Plus, $1.6 billion in Diversified Bond, $192.4 million in Inflation Protection Bond and $253.1 million in NT Diversified Bond.

5	Includes $52.6 million in Core Plus, $1.6 billion in Diversified Bond, $253.1 million in NT Diversified Bond, $85.3 million in Short Duration and $130.0 million in High-Yield.

6	Includes $192.4 million in Inflation Protection Bond and $85.3 million in Short Duration.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed-income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.

Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.

Compensation

American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of March 31, 2009, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups, such as those indicated below. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods.

Fund	Benchmark	Peer Group(1)
Core Plus	Citigroup US Broad Investment-Grade Index	Morningstar Intermediate-Term Bond
Diversified Bond	Citigroup US Broad Investment-Grade Index	Morningstar Intermediate-Term Bond
High-Yield	Merrill Lynch US High Yield Master II Constrained Index	Morningstar High Yield Bond
Inflation Protection Bond	Citigroup US Inflation-Linked Securities Index	Morningstar Inflation-Protected Bond
NT Diversified Bond(2)	N/A	N/A
Premium Money Market	N/A	Lipper Money Market Funds
Prime Money Market	N/A	Lipper Money Market Funds
Short Duration	Citigroup Government / Corporate 1- to 3-Year Index	Lipper Short Investment Grade Debt Funds

1
Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable (i.e., has less peer turnover) over the long term and that more closely represents the fund’s true peers based on internal investment mandates.

2	Performance of “NT” funds is not separately considered in determining portfolio manager compensation.

Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.

A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment styles: U.S. growth, U.S. value, international, quantitative and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the funds’ portfolio managers as of March 31, 2009, the funds’ fiscal year end.

Ownership of Securities
2009 Aggregate Dollar Range of Securities in Fund
Core Plus
Alejandro Aguilar(1)	A
Robert Gahagan(1)	A
Jeffrey Houston(1)	A
Brian Howell(1)	A
David MacEwen(1)	A
Diversified Bond
Alejandro Aguilar	C
Robert Gahagan	C
Jeffrey Houston	C
Brian Howell	D
David MacEwen	C
High-Yield
Michael Difley	C
David MacEwen(1)	A
Inflation Protection Bond
Robert Gahagan(1)	A
Brian Howell(1)	A
James E. Platz(1)	A
NT Diversified Bond
Alejandro Aguilar(1)	A
Robert Gahagan(1)	A
Jeffrey Houston(1)	A
Brian Howell(1)	A
David MacEwen(1)	A
Short Duration
Alejandro Aguilar(1)	A
Robert Gahagan	E
Jeffrey Houston(1)	A
James Platz(1)	A
David MacEwen(1)	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

1	This portfolio manager serves on an investment team that oversees a number of funds in the same broad investment category and is not expected to invest in each such fund.

Transfer Agent and Administrator

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 48.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Sub-Administrator

The advisor has entered into a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund.  The advisor pays JPMIS a monthly fee on a per fund basis as compensation for these services.  While ACS continues to serve as the administrator of the funds, JPMIS provides sub-administrative services that were previously undertaken by ACS.

Distributor

The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 48. ACIS does not earn commissions for distributing the funds’ shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees to such financial intermediaries for the provision of these services.

Custodian Banks

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, serves as custodian for the funds’ cash and securities.  Foreign securities, if any, are held by foreign banks participating in a network coordinated by JPMorgan Chase Bank. Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, also serves as custodian of the funds’ cash to facilitate purchases and redemptions of fund shares. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians. JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1100 Walnut, Suite 1300, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including

(1)	auditing the annual financial statements for the funds, and
(2)	assisting and consulting in connection with SEC filings.

Brokerage Allocation

The advisor places orders for equity portfolio transactions with broker-dealers, who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges. The advisor purchases and sells fixed-income securities through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds’ policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The advisor selects broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the advisor considers the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:

•	applicable commission rates and other transaction costs charged by the broker-dealer
•
value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)

•	timeliness of the broker-dealer’s trade executions
•	efficiency and accuracy of the broker-dealer’s clearance and settlement processes
•	broker-dealer’s ability to provide data on securities executions
•	financial condition of the broker-dealer
•	the quality of the overall brokerage and customer service provided by the broker-dealer

In transactions to buy and sell fixed-income securities, the selection of the broker- dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields.  The advisor does not consider the receipt of products or services other than brokerage or research services in selecting broker-dealers.

On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace. In evaluating the reasonableness of commission rates, the advisor considers:

•	rates quoted by broker-dealers
•	the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved
•	the ability of a broker-dealer to execute large trades while minimizing market impact
•	the complexity of a particular transaction
•	the nature and character of the markets on which a particular trade takes place
•	the level and type of business done with a particular firm over a period of time
•	the ability of a broker-dealer to provide anonymity while executing trades
•	historical commission rates
•	rates that other institutional investors are paying, based on publicly available information

The brokerage commissions paid by the funds may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

Pursuant to its internal allocation procedures, the advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a semi-annual basis, each member of the advisor’s portfolio management team rates the quality of research and brokerage services provided by each broker-dealer that provides execution services and research to the advisor for its clients’ accounts. The resulting scores are used to rank these broker-dealers on a broker research list. In the event that the advisor has determined that best execution for a particular transaction may be obtained by more than one broker-dealer, the advisor may consider the relative positions of the broker-dealer on this list in determining the party through which to execute the transaction. Actual business received by any firm may be more or less than other broker-dealers with a similar rank.  Execution-only brokers are used where deemed appropriate.

In the fiscal years ended March 31, 2009, 2008 and 2007, the brokerage commissions including, as applicable, futures commissions, of each fund are listed in the following table.

Fund	2009	2008	2007
Core Plus	$1,728	$2,471	$844(1)
Diversified Bond	$33,323	$76,460	$59,155
High-Yield	$2,554	$3,106	$1,919
Inflation Protection Bond	$7,166	$3,246	$299
NT Diversified Bond	$6,757	$14,461	$9,185(2)
Premium Money Market	$0	$0	$0
Prime Money Market	$0	$0	$0
Short Duration	$2,547	$1,296	$596(1)

1	November 30, 2006 (inception) through March 31, 2007.

2	May 12, 2006 (inception) through March 31, 2007.

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors.

Regular Broker-Dealers

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act) or of their parent companies.

Fund	Broker, Dealer or Parent	Value of Securities Owned as of March 31, 2009 (in thousands)
Core Plus	Bank of America Securities LLC	$686
	Citigroup Global Markets, Inc.	$140
	Credit Suisse First Boston LLC	$68
	Goldman Sachs & Co., Inc.	$243
	Merrill Lynch & Co., Inc.	$164
	Morgan Stanley	$441
	Wachovia Corp.	$42
	Wells Fargo & Co., Inc.	$106

Fund	Broker, Dealer or Parent	Value of Securities Owned as of March 31, 2009 (in thousands)
Diversified Bond	Bank of America Securities LLC	$13,781
	Citigroup Global Markets, Inc.	$4,418
	Credit Suisse First Boston	$1,577
	Goldman Sachs & Co., Inc.	$14,025
	Merrill Lynch & Co., Inc.	$2,905
	Morgan Stanley	$9,394
	Wachovia Corp.	$1,999
	Wells Fargo & Co.	$7,882
High-Yield	None
Inflation Protection	Banc of America Securities LLC	$828
	Goldman Sachs Group, Inc.	$280
NT Diversified Bond	Bank of America Securities LLC	$2,530
	Citigroup Global Markets, Inc.	$1,084
	Credit Suisse First Boston LLC	$348
	Goldman Sachs & Co., Inc.	$3,804
	Merrill Lynch & Co., Inc.	$620
	Morgan Stanley	$1,296
	Wachovia Corp.	$462
	Wells Fargo Securities LLC	$554
Premium Money Market	Banc of America Securities LLC	$10,000
	Wells Fargo & Co.	$20,232
Prime Money Market	Bank of America Corp.	$40,000
	Citigroup Global Markets Holdings, Inc.	$25,081
	Wells Fargo & Co.	$36,000
Short Duration	Banc of America Securities LLC	$1,234
	Citigroup Global Markets, Inc.	$145
	Goldman Sachs & Co.	$1,814
	Morgan Stanley	$798
	Wells Fargo & Co.	$615

Information about Fund Shares

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the trust. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the trust’s (all funds’) outstanding shares may be able to elect a Board of Trustees. The trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of trustees is determined by the votes received from all the trust’s shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the trustees by written notice to shareholders of each fund. Any fund may be terminated by (1) approval of at least two-thirds of the shares of that fund or (2) by the trustees by written notice to shareholders of that fund.

Upon termination of the trust or a fund, as the case may be, the trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the trust or the fund. Thereafter, the trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the trust. The Declaration of Trust provides that the trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Multiple Class Structure

The Board of Trustees has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to six classes of shares: Investor Class, Institutional Class, A Class, B Class, C Class and R Class. Not all funds offer all six classes.

The Investor Class is made available to investors directly from American Century Investments and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to American Century Investments. Additional information regarding eligibility for Investor Class shares may be found in the funds’ prospectuses. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan, respectively and collectively, the plans) described below. The plans have been adopted by the funds’ Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees of the funds’ A, B, C and R Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan and R Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the Board of Trustees quarterly. Continuance of the plans must be approved by the Board of Trustees, including a majority of the independent trustees, annually. The plans may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

A Class Plan

As described in the prospectus, the A Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that would otherwise by performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Trustees has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds’ distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2009, the aggregate amount of fees paid under the A Class Plan was:

Core Plus	$31,490
Diversified Bond	$301,262
High-Yield	$21,228
Inflation Protection Bond	$225,821
Prime Money Market	$421,096
Short Duration	$63,443

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c)	conducting proprietary research about investment choices and the market in general;
(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e)	consolidating shareholder accounts in one place; and
(f)	other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ A Class shares;
(c)	compensating and paying expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;
(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)	profit on the foregoing;
(m)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and
(n)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the trust and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectus, the B Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that would otherwise by performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Trustees has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds’ distributor 1.00% annually of the average daily net asset value of the funds’ B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2009, the aggregate amount of fees paid under the B Class Plan was:

Core Plus	$44,956
Diversified Bond	$23,918
High-Yield	$10,148
Inflation Protection Bond	$37,428
Prime Money Market	$17,410(1)
Short Duration	$12,445

1 Amount shown reflects waiver by advisor of $274 in fees.

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c)	conducting proprietary research about investment choices and the market in general;
(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e)	consolidating shareholder accounts in one place; and
(f)	other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ B Class shares;
(c)	compensating and paying expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;
(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)	profit on the foregoing;
(m)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and
(n)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the trust and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectus, the C Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that would otherwise by performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Classes of High-Yield, Inflation Protection Bond, Core Plus, Short Duration and Diversified Bond pay the funds’ distributor 1.00% annually of the average daily net asset value of the C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed and is not based on expenses incurred by the distributor. Also pursuant to the C Class Plan, the C Class of Prime Money Market pays the fund’s distributor 0.75% annually of the average daily net asset value of the fund’s C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and 0.50% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2009, the aggregate amount of fees paid by the funds under the C Class Plan was:

Core Plus	$71,901
Diversified Bond	$215,318
High-Yield	$17,954
Inflation Protection Bond	$248,669
Prime Money Market	$30,194
Short Duration	$44,839

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c)	conducting proprietary research about investment choices and the market in general;
(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e)	consolidating shareholder accounts in one place; and
(f)	other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ C Class shares;
(c)	compensating and paying expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;
(k)	organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)	profit on the foregoing;
(m)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and
(n)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the trust and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the prospectus, the R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that would otherwise by performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Trustees has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds’ distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2009, the aggregate amount of fees paid by the funds under the R Class Plan was:

Core Plus	$21,966
Diversified Bond	$3,451
High-Yield	$154
Inflation Protection Bond	$2,279
Short Duration	$5,564

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c)	conducting proprietary research about investment choices and the market in general;
(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e)	consolidating shareholder accounts in one place; and
(f)	other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ R Class shares;
(c)	compensating and paying expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;
(k)	organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)	profit on the foregoing;
(m)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and
(n)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the trust and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled Investing Through a Financial Intermediary. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases.  Additional information regarding reductions and waivers of the A Class sales charge may be found in the funds’ prospectuses.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable CDSCs will be charged when the exchange is made.

No CDSCs were paid to the distributor for the A Class shares in the fiscal year ended March 31, 2009 for Core Plus, High-Yield or Inflation Protection Bond.

The aggregate CDSCs paid to the distributor for the A Class shares in the fiscal year ended March 31, 2009 were:

Diversified Bond	$500
Prime Money Market	$5,000
Short Duration	$840

The aggregate CDSCs paid to the distributor for the B Class shares in the fiscal year ended March 31, 2009 were:

Core Plus	$37
Diversified Bond	$5,912
High-Yield	$2,163
Inflation Protection Bond	$15,470
Prime Money Market	$3,754
Short Duration	$150

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended March 31, 2009 were:

Core Plus	$3,292
Diversified Bond	$12,118
High-Yield	$79
Inflation Protection Bond	$29,268
Prime Money Market	$5,731
Short Duration	$6,958

Payments to Dealers

The funds’ distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares for all funds, except Short Duration and Prime Money Market, will be as follows:

Purchase Amount	Dealer Concession
< $99,999	4.00%
$100,000 - $249,999	3.00%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $9,999,999	0.50%
> $10,000,000	0.25%

Payments for A Class shares of Short Duration will be as follows:

Purchase Amount	Dealer Concession
< $99,999	2.00%
$100,000 - $249,999	1.50%
$250,000 - $499,999	1.25%
$500,000 - $3,999,999	1.00%
$4,000,000 - $9,999,999	0.50%
>$10,000,000	0.25%

No concession will be paid on purchases over $1,000,000 by employer-sponsored retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of C Class shares sold by the intermediary. No concession or payment will be made on purchases of any share class of Prime Money Market. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases, and A Class purchases greater than $1,000,000, may be subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority (FINRA). Such payments will not change the price paid by investors for shares of the funds.

Buying and Selling Fund Shares

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

Examples of employer-sponsored retirement plans include the following:

•	401(a) plans
•	pension plans
•	profit sharing plans
•	401(k) plans
•	money purchase plans
•	target benefit plans
•	Taft-Hartley multi-employer pension plans
•	SERP and “Top Hat” plans
•	ERISA trusts
•	employee benefit plans and trusts
•	employer-sponsored health plans
•	457 plans
•	KEOGH or HR(10) plans
•	employer-sponsored 403(b) plans (including self-directed)
•	Nonqualified deferred compensation plans
•	Nonqualified excess benefit plans
•	Nonqualified retirement plans
•	SIMPLE IRAs, SEP IRAs, and SARSEPs (collectively referred to as Business IRAs)

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Business IRAs, Traditional IRAs and Roth IRAs.

	Employer-Sponsored Retirement Plans, excluding Business IRAs	Business IRAs	Traditional and Roth IRAs
A Class Shares may be purchased at NAV(1)	Yes	No(2)	No
A Class shares may be purchased with dealer concessions and sales charge	No	Yes	Yes
B Class shares may be purchased(3)	No	No(4)	Yes
C Class shares may be purchased with dealer concessions and CDSC(3)	No	Yes	Yes
C Class shares may be purchased with no dealer concessions and CDSC(1)(3)	Yes	No	No
Institutional Class shares may be purchased	Yes	Yes	Yes
Investor Class shares may be purchased	Yes	Yes	Yes
R Class shares may be purchased	Yes	No(2)	No(4)

1	Refer to the prospectus regarding sales charges and CDSC waivers.

2	Accounts established prior to March 1, 2009, may make additional purchases.

3	Refer to the prospectus for maximum purchase requirements.

4	Accounts established prior to August 1, 2006, may make additional purchases.

Valuation of a Fund’s Securities

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds is offered at their public offering price, which is the net asset value plus the appropriate sales charge. This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 – Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund’s A Class shares is $5.00, the public offering price would be $5.00/(1 – 4.50%) = $5.24.

Each fund’s net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

Non-Money Market Funds

Each fund’s NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The advisor typically completes its trading on behalf of a fund in various markets before the NYSE closes for the day. Foreign currency exchange rates also are determined prior to the close of the NYSE. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official close price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Trustees.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the NYSE, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued as determined in accordance with procedures adopted by the Board of Trustees.

Trading of these securities in foreign markets may not take place on every day that the NYSE is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the NYSE is not open and on which the funds’ net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds’ portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

Money Market Funds

Premium Money Market and Prime Money Market operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument’s market value. Consequently, the instrument’s amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds’ yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund’s price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of Prime Money Market and Premium Money Market has been delegated to the funds’ advisor, the quality requirements established by the procedures limit investments to certain instruments that the funds’ Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the funds’ portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds’ net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the funds’ advisor and Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

Taxes

Federal Income Tax

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, each fund should be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors’ ability to treat distributions received from the fund in the same manner in which they were realized by the fund.

To qualify as a regulated investment company, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts. Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.

If fund shares are purchased through taxable accounts, distributions either of cash or additional shares of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

As of March 31, 2009, the funds in the table below had the following capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund Name	2010	2011	2013	2014	2015	2016	2017
Core Plus	—	—	—	—	—	—	—
Diversified Bond	—	—	—	—	—	—	—
High-Yield	($10,290,680)	—	—	($15,064)	—	—	—
Inflation Protection Bond	—	—	—	—	—	—	($51,665)
NT Diversified Bond	—	—	—	—	—	—	—
Premium Money Market	—	—	($446)	($885)	($3,164)	($10,427)	($356,832)
Prime Money Market	($13,456)	($36)	($11,584)	($2,029)	($20,223)	($23,536)	($461,956)
Short Duration	—	—	—	—	—	—	—

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

Financial Statements

The financial statements have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual reports for the fiscal year ended March 31, 2009, are incorporated herein by reference.

Explanation of Fixed-Income Securities Ratings

As described in the prospectuses, the funds invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses and in this statement of additional information. The following is a summary of the rating categories referenced in the prospectus disclosure.

Ratings of Corporate Debt Securities
Standard & Poor’s
AAA	This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
AA	Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
A
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB
Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB
Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B
Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to pay interest and repay principal.

CCC
Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC	Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C
The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D
Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Moody’s Investors Service, Inc.
Aaa	This is the highest rating assigned by Moody’s to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
Aa
Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A
Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Baa
Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba
Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B
Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

B
Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa
Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.

Ca	Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
C	This is the lowest rating assigned by Moody’s, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

Fitch Investors Service, Inc.
AAA
Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA	Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
A
Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

BBB
Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Fitch Investors Service, Inc.
BB
Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B
Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
Debt rated in these categories has a real possibility for default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D
The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in these categories have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

To provide more detailed indications of credit quality, the Standard & Poor’s ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody’s adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor’s.

Commercial Paper Ratings
S&P	Moody’s	Description
A-1	Prime-1 (P-1)	This indicates that the degree of safety regarding timely payment is strong. Standard & Poor’s rates those issues determined to possess extremely strong safety characteristics as A-1+.
A-2	Prime-2 (P-2)
Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3	Prime-3 (P-3)
This indicates satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Municipal Note and Variable Rate Security Ratings
S&P	Moody’s	Description
SP-1	MIG-1; VMIG-1	Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
SP-2	MIG-2; VMIG-2	Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.
SP-3	MIG-3; VMIG-3
Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well-established.

SP-4	MIG-4; VMIG-4	Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

Notes

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds’ investments and the market conditions and investment strategies that significantly affected the funds’ performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

•	an employer-sponsored retirement plan
•	a bank
•	a broker-dealer
•	an insurance company
•	another financial intermediary

you can receive the annual and semiannual reports directly from them.

The SEC

You also can get information about the funds from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

Investment Company Act File No. 811-7822

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-SAI-65661   0908

AMERICAN CENTURY INVESTMENT TRUST

PART C    OTHER INFORMATION

Item 28.  Exhibits

(a)           (1)           Amended and Restated Agreement and Declaration of Trust, dated March 26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on May 26, 2004, File No. 33-65170, and incorporated herein by reference).

(2)           Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated June 14, 2004 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on July 29, 2004, File No. 33-65170, and incorporated herein by reference).

(3)           Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated April 20, 2005 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 26 to the Registration Statement of the Registrant on May 16, 2005, File No. 33-65170, and incorporated herein by reference).

(4)           Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust, dated June 30, 2005 (filed electronically as Exhibit a4 to Post-Effective Amendment No. 28 to the Registration Statement of the Registrant on July 28, 2005, File No. 33-65170, and incorporated herein by reference).

(5)           Amendment No. 4 to the Amended and Restated Agreement and Declaration of Trust, dated December 12, 2005 (filed electronically as Exhibit 1(e) to the Registration Statement on Form N-14 of the Registrant on December 22, 2005, File No. 33-65170, and incorporated herein by reference).

(6)           Amendment No. 5 to the Amended and Restated Agreement and Declaration of Trust, dated March 10, 2006 (filed electronically as Exhibit a6 to Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on March 31, 2006, File No. 33-65170, and incorporated herein by reference).

(7)           Amendment No. 6 to the Amended and Restated Agreement and Declaration of Trust, dated August 25, 2006 (filed electronically as Exhibit a7 to Post-Effective Amendment No. 36 to the Registration Statement of the Registrant on September 8, 2006, File No. 33-65170, and incorporated herein by reference).

(8)           Amendment No. 7 to the Amended and Restated Agreement and Declaration of Trust, dated March 8, 2007 (filed electronically as Exhibit a8 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-65170, and incorporated herein by reference).

(9)           Amendment No. 8 to the Amended and Restated Agreement and Declaration of Trust, dated August 31, 2007 (filed electronically as Exhibit a9 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(10)           Amendment No. 9 to the Amended and Restated Agreement and Declaration of Trust, dated March 11, 2009 (filed electronically as Exhibit a10 to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on May 13, 2009, File No. 33-65170, and incorporated herein by reference).

(b)           Amended and Restated Bylaws, dated December 7, 2007 (filed electronically as Exhibit b to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(c)           Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit (a) herein and Article II, Article VII, and Article IX of Registrant’s Amended and Restated Bylaws, appearing as Exhibit (b) herein.

(d)           Management Agreement between American Century Investment Trust and American Century Investment Management, Inc., effective August 1, 2009, is included herein.

(e)           (1)           Amended and Restated Distribution Agreement between American Century Investment Trust and American Century Investment Services, Inc., dated September 4, 2007 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(2)           Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 25 to the Registration Statement of American Century International Bond Funds, on April 30, 2007, File No. 333-43321, and incorporated herein by reference).

(f)           Not applicable.

(g)           (1)           Master Agreement with Commerce Bank, N.A., dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc. on February 28, 1997, File No. 2-14213, and incorporated herein by reference).

(2)           Global Custody Agreement with The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment No. 31 to the Registration Statement of the American Century Government Income Trust on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

(3)           Amendment to Global Custody Agreement between American Century Investments and The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the Registration Statement of American Century Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922, and incorporated herein by reference).

(4)           Amendment No. 2 to the Global Custody Agreement between American Century Investments and the JPMorgan Chase Bank, dated May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

(5)           Amendment No. 3 to the Global Custody Agreement between American Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed electronically as Exhibit g6 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

(6)           Amendment No. 4 to the Global Custody Agreement with JPMorgan Chase Bank, dated as of July 2, 2008 (filed electronically as Exhibit g6 to Post-Effective Amendment No. 56 to the Registration Statement of American Century Government Income Trust on July 29, 2008, File No. 2-99222, and incorporated herein by reference).

(h)           (1)           Amended and Restated Transfer Agency Agreement between American Century Investment Trust and American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-65170, and incorporated herein by reference).

(2)           Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., dated July 2, 2008 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 53 to the Registration Statement of American Century Municipal Trust on September 26, 2008, File No. 2-91229, and incorporated herein by reference).

(3)           Revised Schedule A-2 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective July 2, 2008 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 10 to the Registration Statement of American Century Asset Allocation Portfolios, Inc. on November 26, 2008, File No. 333-116351, and incorporated herein by reference).

(4)           Revised Schedule A-1 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h4 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(5)           Revised Schedule A-3 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(6)           Revised Schedule A-4 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(i)           Opinion and Consent of Counsel, dated November 29, 2006 (filed electronically as Exhibit i to Post-Effective Amendment No. 37 to the Registration Statement of the Registrant on November 29, 2006, File No. 33-65170, and incorporated herein by reference).

(j)           Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated July 23, 2009, is included herein.

(k)           Not applicable.

(l)           Not applicable.

(m)           (1)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Investment Trust, dated January 1, 2008 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(2)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Investment Trust, dated January 1, 2008 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(3)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (B Class) of American Century Investment Trust, dated January 1, 2008 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(4)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Investment Trust, dated January 1, 2008 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(n)           Amended and Restated Multiple Class Plan of American Century Investment Trust, dated January 1, 2008 (filed electronically as Exhibit n1 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(o)           Not applicable

(p)           (1)           American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 45 to the Registration Statement of American Century Target Maturities Trust on January 28, 2009, File No. 2-94608, and incorporated herein by reference).

(2)           Independent Directors’ Code of Ethics amended February 28, 2000 (filed electronically as Exhibit p2 to Post-Effective Amendment No. 40 to the Registration Statement of American Century Target Maturities Trust on November 30, 2004, File No. 2-94608, and incorporated herein by reference).

(q)           (1)           Power of Attorney, dated March 12, 2008 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 12 to the Registration Statement of American Century Variable Portfolios II, Inc. on April 11, 2008, File No. 333-46922, and incorporated herein by reference).

(2)           Secretary's Certificate, dated March 13, 2008 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 12 to the Registration Statement of American Century Variable Portfolios II, Inc. on April 11, 2008, File No. 333-46922, and incorporated herein by reference).

Item 29.  Persons Controlled by or Under Common Control with Registrant

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 30.  Indemnification

As stated in Article VII, Section 3 of the Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a) to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) herein.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31.  Business and Other Connections of Investment Advisor

In addition to serving as the Registrant’s investment advisor, American Century Investment Management, Inc. provides portfolio management services for other investment companies as well as for other business and institutional clients.  Business backgrounds of the directors and principal executive officers of the advisor that also hold positions with the Registrant are included under “Management” in the Statement of Additional Information included in this registration statement.  The remaining principal executive officers and directors of the advisor and their principal occupations during the past 2 fiscal years are as follows:

James E. Stowers, Jr. (Director).  Founder, Co-Chairman, Director and Controlling Shareholder, American Century Companies, Inc. (ACC); Co-Vice Chairman, ACC (January 2006-February 2007), Chairman, ACC (January 1995 to December 2004); Director, American Century Global Investment Management, Inc. (ACGIM), American Century Services, LLC (ACS), American Century Investment Services, Inc. (ACIS) and other ACC subsidiaries, as well as a number of American Century-advised investment companies.

Enrique Chang (President, Chief Executive Officer and Chief Investment Officer of ACIM and ACGIM).

The principal address for all American Century entities other than ACGIM is 4500 Main Street, Kansas City, MO 64111.  The principal address for ACGIM is 666 Third Avenue, 23rd Floor, New York, NY 10017.

Item 32. Principal Underwriters

I.           (a)           American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  ACIS is located at 4500 Main Street, Kansas City, Missouri 64111.  ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

(b)           The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

James E. Stowers, Jr.	Director	none

Jonathan S. Thomas	Director	President and Trustee

Barry Fink	Director	Executive Vice President

Brian Jeter	President and Chief Executive Officer	none

Jon W. Zindel	Senior Vice President and Chief Accounting Officer	Tax Officer

Jami D. Waggoner	Chief Financial Officer	none

Mark Killen	Senior Vice President	none

David Larrabee	Senior Vice President	none

Barry Mayhew	Senior Vice President	none

Martha G. Miller	Senior Vice President	none

Michael J. Raddie	Chief Compliance Officer	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

(c)           Not applicable.

Item 33.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JP Morgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; and Commerce Bank, N.A., 1000 Walnut, Kansas City, MO 64105.

Item 34.  Management Services – Not applicable

Item 35.  Undertakings – Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 28th day of July, 2009.

American Century Investment Trust
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	July 28, 2009

* _________________________________ Robert J. Leach	Vice President, Treasurer and Chief Financial Officer	July 28, 2009

* _________________________________ John Freidenrich	Trustee	July 28, 2009

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	July 28, 2009

* _________________________________ Frederick L.A. Grauer	Trustee	July 28, 2009

* _________________________________ Peter F. Pervere	Trustee	July 28, 2009

* _________________________________ Myron S. Scholes	Trustee	July 28, 2009

* _________________________________ John B. Shoven	Trustee	July 28, 2009

* _________________________________ Jeanne D. Wohlers	Trustee	July 28, 2009

*By: /s/ Daniel K. Richardson Daniel K. Richardson Attorney in Fact (pursuant to Power of Attorney dated March 12, 2008)

EXHIBIT INDEX

EXHIBIT                                DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (d)	Management Agreement between American Century Investment Trust and American Century Investment Management, Inc., effective August 1, 2009.

EXHIBIT (j)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated July 23, 2009.